EQUITY INCOME FUND	Portfolio of Investments as of September 30, 2019 - Unaudited

	Shares	Fair Value
Common Stocks
Alphabet Inc. - Class A*	6,670	8,145,004
Alphabet Inc. - Class C*	979	1,193,401
Comcast Corp. - Class A	158,000	7,122,640
The Walt Disney Co.	85,600	11,155,392
7.4% - Total For Communication Services		$27,616,437

Carter's Inc.	66,000	6,019,860
TJX Companies Inc.	188,340	10,498,072
4.5% - Total For Consumer Discretionary		$16,517,932

Coca Cola Co.	138,020	7,513,809
Colgate-Palmolive Co.	92,000	6,762,920
J. M. Smuckers Co.	54,800	6,029,096
Procter & Gamble Co.	31,090	3,866,974
Unilever PLC ADR	123,000	7,392,300
Wal-Mart Stores Inc.	28,300	3,358,644
9.4% - Total For Consumer Staples		$34,923,743

Chevron Corp.	55,105	6,535,453
Royal Dutch Shell PLC, Class B ADR	153,100	9,170,690
Schlumberger Ltd.	68,005	2,323,731
4.9% - Total For Energy		$18,029,874

American Express Co.	55,460	6,559,809
Axis Capital Holdings Inc.	113,650	7,582,728
Bank of America Corp.	352,025	10,268,569
Chubb Ltd.	43,625	7,042,820
First Hawaiian Inc.	255,000	6,808,500
Iberiabank Corp.	91,510	6,912,666
Invesco Ltd.	110,185	1,866,534
Marsh & McLennan Companies Inc.	65,300	6,533,265
S&P Global Inc.	30,640	7,506,187
16.5% - Total For Financial Services		$61,081,078

Abbott Laboratories	127,800	10,693,026
Alcon AG	117,500	6,849,075
CVS Health Corp.	113,025	7,128,487
Danaher Corp.	52,430	7,572,464
Medtronic PLC	69,500	7,549,090
Zimmer Biomet Holdings	85,400	11,722,858
Zoetis Inc.	65,454	8,154,914
16.1% - Total For Health Care		$59,669,914

Carlisle Companies Inc.	56,440	8,214,278
Hubbell Inc.	83,000	10,906,200
Paccar Inc.	97,540	6,828,775
Waste Management Inc.	62,700	7,210,500
Xylem Inc.	81,500	6,489,030
10.7% - Total For Industrials		$39,648,783

Accenture PLC - Class A	38,420	7,390,087
Amphenol Corp - Class A	78,150	7,541,475
Apple Inc.	55,540	12,439,294
Automatic Data Processing Inc.	20,500	3,309,110

The accompanying notes are an integral part of these financial statements.

EQUITY INCOME FUND	Portfolio of Investments as of September 30, 2019 - Unaudited

	Shares	Fair Value
Cognizant Technology Solutions Corp.	53,120	3,201,277
Fidelity National Information Services	53,800	7,142,488
Mastercard Inc.- Class A	29,850	8,106,364
Microsoft Corp.	58,360	8,113,791
15.4% - Total For Information Technology		$57,243,886

Sherwin-Williams Co.	15,220	8,369,021
2.3% - Total For Materials		$8,369,021

American Tower Corp.	31,600	6,987,708
Essex Property Trust Inc.	11,265	3,679,712
Federal Realty Investors Trust	51,100	6,956,754
4.8% - Total For Real Estate		$17,624,174

Alliant Energy Corp.	140,000	7,550,200
Nextera Energy, Inc.	32,200	7,502,278
4.1% - Total For Utilities		$15,052,478

Total Common Stocks 96.1%		$355,777,320
(Identified Cost $271,087,427)

Cash Equivalents

First American Government Obligation Fund, Class Z**	16,395,042	16,395,042
Total Cash Equivalents 4.4%		$16,395,042
(Identified Cost $16,395,042)

Total Portfolio Value 100.5%		$372,172,362
(Identified Cost $287,482,469)

Liabilities in Excess of Other Assets (0.5%)		$(1,745,887)

Total Net Assets 100.0%		$370,426,475

* Non-income producing security.

** Variable Rate Security; as of September 30, 2019, the 7 day annualized yield was 1.83%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of September 30, 2019 - Unaudited

	Shares	Fair Value
Common Stocks
BorgWarner Inc.	22,600	$828,968
Burlington Stores Inc.*	3,000	599,460
Carter's Inc.	8,700	793,527
Cheesecake Factory Inc.	18,900	787,752
Cooper-Standard Holdings*	8,300	339,304
Culp Inc.	30,000	489,000
Hanesbrands Inc.	36,300	556,116
Lithia Motors Inc.	6,300	833,994
LKQ Corp.*	34,500	1,085,025
PVH Corp.	7,900	697,017
Steven Madden Ltd.	21,050	753,380
Strum Ruger & Co.	7,100	296,496
11.2% - Total For Consumer Discretionary		$8,060,039

Church & Dwight Co. Inc.	6,900	519,156
Lancaster Colony Corp.	5,800	804,170
1.8% - Total For Consumer Staples		$1,323,326

Hollyfrontier Corp.	24,800	1,330,272
World Fuel Services Corp.	30,300	1,210,182
3.5% - Total For Energy		$2,540,454

Axis Capital Holdings Ltd.	17,700	1,180,944
Diamond Hill Investment Group Inc.	4,900	676,837
East West Bancorp Inc.	27,400	1,213,546
Everest Re Group Ltd.	4,700	1,250,623
Farmers National Banc	64,100	928,168
First Hawaiian Inc.	33,000	881,100
First Interstate Bancsystem Inc.	28,100	1,130,744
Iberiabank Corp.	16,000	1,208,640
Invesco Ltd.	42,700	723,338
Reinsurance Group of America Inc.	7,300	1,167,124
Signature Bank	9,500	1,132,590
Westwood Holdings Group Inc.	12,600	348,642
Wintrust Financial Corp.	13,600	878,968
WSFS Financial Corp.	21,200	934,920
18.9% - Total For Financial Services		$13,656,184

Align Technology Inc.*	2,600	470,392
Catalent Inc.*	20,500	977,030
Charles River Laboratories International Inc.*	9,900	1,310,463
Chemed Corp.	2,500	1,043,925
Globus Medical Inc.*	24,700	1,262,664
Integra Lifesciences Holding	16,200	973,134
Universal Health Services Inc. - Class B	8,300	1,234,625
10.1% - Total For Health Care		$7,272,233

Alamo Group Inc.	8,000	941,760
American Woodmark Corp.*	6,200	551,242
Carlisle Companies Inc.	6,000	873,240
Comfort Systems USA Inc.	19,400	858,062
Continental Building Products Inc.*	24,000	654,960
Gorman-Rupp Co.	26,787	931,919
Hubbell Inc.	7,800	1,024,920
ICF International Inc.	15,000	1,267,050

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of September 30, 2019 - Unaudited

	Shares	Fair Value
Idex Corp.	5,100	835,788
Regal Beloit Corp.	12,000	874,200
Smith (A.O.) Corp.	13,200	629,772
Snap-On Inc.	6,000	939,240
Watsco Inc.	4,600	778,228
15.5% - Total For Industrials		$11,160,381

Amdocs Ltd.	13,100	866,041
Black Knight Inc.*	16,600	1,013,596
Blackbaud Inc.	7,800	704,652
CACI International Inc.*	5,800	1,341,308
Constellation Software	600	601,112
Exlservice Holdings, Inc.	15,000	1,004,400
Flir Systems Inc.	17,800	936,102
IPG Photonics Corp.	4,800	650,880
On Semiconductor Corp.	25,800	495,618
PTC Inc.	10,200	695,436
Realpage, Inc.	18,700	1,175,482
Tyler Technologies Inc.*	4,600	1,207,500
14.8% - Total For Information Technology		$10,692,127

AptarGroup Inc.	8,200	971,290
Avery Dennison Corp.	7,800	885,846
Packaging Corp. of America	6,000	636,600
RPM International Inc.	18,400	1,266,104
Stepan Co.	10,000	970,600
6.5% - Total For Materials		$4,730,440

Alexandria Real Estate Equities Inc.	5,500	847,220
American Assets Trust Inc.	19,500	911,430
Americold Realty Trust	33,000	1,223,310
Camden Property Trust	9,200	1,021,292
Caretrust REIT Inc.	22,400	526,512
Coresite Realty Corp.	6,300	767,655
Federal Realty Investors Trust	8,100	1,102,734
Host Hotels & Resorts Inc.	42,100	727,909
National Retail Properties Inc.	13,500	761,400
10.9% - Total For Real Estate		$7,889,462

Alliant Energy Corp.	22,600	1,218,818
Atmos Energy Corp.	11,900	1,355,291
Unitil Corp.	15,100	957,944
3.0% - Total For Utilities		$3,532,053

Total Common Stocks 96.2%		$70,856,699
(Identified Cost $63,393,199)

Cash Equivalents

First American Government Obligation Fund, Class Z**	1,367,512	1,367,512
Total Cash Equivalents 1.9%		$1,367,512
(Identified Cost $1,367,512)

Total Portfolio Value 98.1%		$72,224,211
(Identified Cost $64,760,711)

Other Assets in Excess of Liabilities 0.5%		$25,891

Total Net Assets 100.0%		$72,250,102

*  Non-income producing security.

** Variable Rate Security; as of September 30, 2019, the 7 day annualized yield was 1.83%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2019 - Unaudited

	Shares	Fair Value
Preferred Stocks
Itau Unibanco Holding SA ADR	11,550	$97,136
0.5% - Total For Financial Services		97,136

Total Preferred Stocks 0.5%		97,136
(Identified Cost $63,654)

Common Stocks
Baidu, Inc. ADR*	1,000	$102,760
China Mobile Ltd. ADR	7,400	306,360
Deutsche Telekom AG ADR	7,100	118,641
KDDI Corp. ADR	27,200	355,096
Orange ADR	7,500	116,775
PLDT Inc. ADR	3,600	79,200
Publicis Groupe SA ADR	12,100	149,314
RTL Group SA ADR	15,000	80,850
SK Telecom Co. Ltd. ADR	3,400	75,480
SoftBank Group Corp. ADR	3,600	70,452
Telenor ASA ADR	9,600	193,152
Tencent Holdings Ltd. ADR	6,500	270,595
WPP PLC ADR	1,800	112,662
10.3% - Total For Consumer Discretionary		$2,031,337

Adidas AG ADR	2,000	$311,400
Alibaba Group Holdings ADR*	1,300	217,399
Bridgestone ADR	4,400	85,338
CIE Financiere Richemont AG ADR	22,000	160,820
Compass Group PLC ADR	6,500	167,375
Daimler AG	2,200	109,252
Honda Motor Co. Ltd. ADR	5,500	143,440
Magna International Inc.	4,100	218,653
Sony Corp. ADR	3,800	224,694
Toyota Motor Corp. ADR	3,000	403,470
10.4% - Total For Consumer Discretionary		$2,041,841

Coca-Cola Amatil Ltd. ADR	10,860	77,703
Danone ADR	6,184	108,406
Essity AB ADR	5,300	155,025
L'Oreal ADR	2,800	156,526
Nestle SA ADR	3,400	368,560
Reckitt Benckiser Group PLC ADR	5,900	93,751
Shoprite Holdings Ltd. ADR	32,100	259,047
Svenska Cellulosa Aktiebolaget ADR	11,100	97,791
Unilever NV ADR	2,500	150,075
Unilever PLC ADR	4,100	246,410
Wal-Mart De Mexico SAB de CV ADR	12,300	366,909
10.6% - Total For Consumer Staples		$2,080,203

BP PLC ADR	2,298	87,301
CNOOC Ltd. ADR	2,000	304,500
Equinor ASA ADR	4,000	75,800
Gazprom ADR	14,000	96,600
Lukoil Corp. ADR	4,700	388,831
Royal Dutch Shell PLC, Class B ADR	2,600	155,740
Suncor Energy Inc.	3,200	101,056

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2019 - Unaudited

	Shares	Fair Value
Technip FMC PLC	5,900	142,426
Total SA ADR	2,352	122,304
Woodside Petroleum ADR	5,200	113,152
8.1% - Total For Energy		$1,587,710

Admiral Group PLC ADR	6,400	167,680
Allianz SE ADR	7,900	183,280
Australia and New Zealand Banking Group Ltd. ADR	3,200	61,472
Banco Bradesco ADR	27,289	222,132
Banco Santander SA ADR	17,974	72,255
Bank of Montreal	1,240	91,450
Barclays PLC ADR	15,000	110,100
BNP Paribas ADR	4,000	97,080
China Construction Bank ADR	8,500	128,648
Deutsche Boerse AG ADR	7,000	108,850
ICICI Bank Ltd. ADR	9,680	117,902
Industrial and Commercial Bank Of China Ltd. ADR	23,500	312,785
KB Financial Group Inc. ADR	2,400	85,728
Legal and General Group PLC	5,000	76,175
Manulife Financial Corp.	4,420	81,151
Mitsubishi UFJ Financial Group Inc. ADR	40,000	203,200
Mizuho Financial Group Inc. ADR	25,000	76,750
National Australia Bank	8,700	87,609
Orix Corp. ADR	2,450	184,118
Royal Bank of Canada	1,000	81,160
Sumitomo Mitsui Financial Group Inc. ADR	48,000	328,320
Tokio Marine Holdings Inc. ADR	7,000	375,480
Toronto Dominion Bank	1,400	81,564
United Overseas Bank Ltd. ADR	4,100	152,008
Westpac Banking Corp. Ltd. ADR	7,250	144,928
Zurich Insurance Group Ltd. ADR	3,240	124,108
19.1% - Total For Financial Services		$3,755,933

Alcon Inc.	6,796	396,139
Astellas Pharma Inc. ADR	27,600	393,162
Bayer AG ADR	5,200	91,988
Dr. Reddy's Laboratories Ltd. ADR	3,340	126,552
Novartis AG ADR	2,480	215,512
Novo Nordisk AS	5,200	268,840
Roche Holdings Ltd. ADR	8,400	306,180
Takeda Pharmaceutical Co.	9,340	160,648
Taro Pharmaceuticals Ltd.	1,400	105,630
10.5% - Total For Health Care		$2,064,651

ABB Ltd. ADR	2,900	57,043
Atlas Copco AB ADR	5,400	166,536
BAE Systems PLC ADR	3,800	107,122
Bunzl PLC ADR	5,600	146,272
Canadian National Railway Co.	1,400	125,804
CK Hutchison Holdings Ltd. ADR	8,000	69,976
Itochu Corp. ADR	3,700	152,884
Keppel Corp. Ltd. ADR	7,900	67,150
Komatsu Ltd. ADR	6,300	145,184
Relx PLC ADR	4,200	99,624
Schneider Electric SE ADR	13,900	242,138
Sensata Technologies Holding NV*	5,500	275,330

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2019 - Unaudited

	Shares	Fair Value
Siemens AG ADR	1,800	96,453
8.9% - Total For Industrials		$1,751,516

Cap Gemini SA ADR	4,000	93,760
CGI Group Inc.*	5,100	403,614
Infosys Ltd. ADR	9,100	103,467
Lenovo Group Ltd. ADR	15,000	198,600
Open Text Corp.	5,000	204,050
SAP SE ADR	2,600	306,462
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,000	371,840
United Microelectronics ADR	44,930	93,904
9.0% - Total For Information Technology		$1,775,697

Air Liquide SA ADR	4,154	118,056
BASF SE ADR	7,400	128,982
BHP Billiton Ltd. ADR	2,550	125,919
Newcrest Mining Ltd. ADR	15,000	343,800
Nitto Denko Corp. ADR	7,100	171,181
Posco ADR	2,800	132,048
Rio Tinto PLC ADR	1,570	81,781
Sasol LTD ADR	2,800	47,628
5.9% - Total For Materials		$1,149,395

Lend Lease Group ADR	7,000	80,850
Sun Hung Kai Properties Ltd. ADR	17,500	249,550
1.7% - Total For Real Estate		$330,400

Enel SpA ADR	21,100	157,406
Enersis SA ADR	25,100	228,661
Iberdrola SA ADR	3,578	148,737
National Grid PLC ADR	1,600	86,608
SSE PLC ADR	4,000	61,240
3.5% - Total For Utilities		$682,652

Total Common Stocks 98.0%		$19,251,335
(Identified Cost $15,937,141)

Cash Equivalents

First American Government Obligation Fund, Class Z**	221,257	221,257
Total Cash Equivalents 1.1%		$221,257
(Identified Cost $221,257)

Total Portfolio Value 99.6%		$19,569,728
(Identified Cost $16,222,052)

Other Assets in Excess of Liabilities 0.4%		$78,559

Total Net Assets 100.0%		$19,648,287

* Non-income producing security.

** Variable Rate Security; as of September 30, 2019, the 7 day annualized yield was 1.83%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2019 - Unaudited

Fixed Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Corporate Bonds:
Ace Ina Holdings Inc.	3.350%	05/15/2024	2,375,000	$2,510,221
American Express Co.	3.000%	10/30/2024	11,000,000	11,359,446
AON PLC	3.500%	06/14/2024	3,320,000	3,502,098
AON PLC	4.000%	11/27/2023	4,330,000	4,605,871
Bank of America Corp.	3.248%	10/21/2027	15,000,000	15,591,465
BB&T Corp.	3.950%	03/22/2022	8,054,000	8,372,705
BB&T Corp.	3.750%	12/06/2023	6,775,000	7,168,884
Chubb INA Holdings Inc.	2.300%	11/03/2020	7,793,000	7,818,171
Fifth Third Bancorp	4.300%	01/16/2024	10,999,000	11,797,785
Huntington Bancshares	2.300%	01/14/2022	2,290,000	2,302,403
Huntington Bancshares	3.150%	03/14/2021	4,280,000	4,337,597
JP Morgan Chase & Co.	3.300%	04/01/2026	1,000,000	1,046,487
JP Morgan Chase & Co.	3.875%	09/10/2024	10,000,000	10,640,246
Keycorp	4.100%	04/30/2028	7,300,000	8,047,730
Marsh & McLennan Co. Inc.	3.500%	06/03/2024	435,000	458,770
Marsh & McLennan Co. Inc.	4.800%	07/15/2021	3,955,000	4,107,610
Morgan Stanley	2.625%	11/17/2021	6,000,000	6,057,081
Morgan Stanley	5.500%	07/28/2021	1,500,000	1,591,685
MUFG Americas Holdings Corp.	3.000%	02/10/2025	6,949,000	7,097,122
MUFG Americas Holdings Corp.	3.500%	06/18/2022	6,389,000	6,584,361
PNC Financial Services	3.500%	01/23/2024	925,000	976,596
PNC Financial Services	3.900%	04/29/2024	9,991,000	10,688,940
Suntrust Banks Inc.	4.000%	05/01/2025	8,000,000	8,647,110
US Bancorp	3.100%	04/27/2026	7,000,000	7,271,116
US Bancorp	3.600%	09/11/2024	6,000,000	6,377,255
Wells Fargo & Co.	4.100%	06/03/2026	5,500,000	5,891,498
Wells Fargo & Co.	4.300%	07/22/2027	5,600,000	6,135,449
22.3% - Total For Corporate Bonds: Bank and Finance				$170,985,702

CVS Health Corp.	3.875%	07/20/2025	11,000,000	11,638,677
Eaton Corp.	2.750%	11/02/2022	6,166,000	6,274,156
General Electric Capital Corp. (3 month LIBOR + 1.000%)*	3.119%	03/15/2023	2,180,000	2,146,857
General Electric Capital Corp. (3 month LIBOR + 1.000%)*	3.303%	04/15/2023	7,275,000	7,161,375
Goodrich Corp.	4.875%	03/01/2020	1,025,000	1,036,030
Johnson Controls International PLC	3.900%	02/14/2026	6,430,000	6,874,218
Johnson Controls International PLC	5.000%	03/30/2020	1,595,000	1,616,221
Kroger Co. Senior	3.500%	02/01/2026	10,000,000	10,419,648
Kroger Co. Senior	4.000%	02/01/2024	595,000	633,105
McDonald's Corp.	2.625%	01/15/2022	4,500,000	4,568,469
McDonald's Corp.	3.625%	05/20/2021	670,000	687,127
McDonald's Corp.	3.700%	01/30/2026	4,269,000	4,582,255
Pepsico Inc.	2.850%	02/24/2026	9,090,000	9,470,934
Shell International	3.250%	05/11/2025	6,779,000	7,172,003
Target Corp.	2.500%	04/15/2026	5,500,000	5,607,104
Union Pacific Corp.	3.150%	03/01/2024	2,500,000	2,596,252
Union Pacific Corp.	3.500%	06/08/2023	8,365,000	8,758,751
12.0% - Total For Corporate Bonds: Industrial				$91,243,182

Berkshire Hathaway Energy Co.	3.500%	02/01/2025	1,500,000	1,586,174
Berkshire Hathaway Energy Co.	3.750%	11/15/2023	9,574,000	10,165,459
Duke Energy Corp.	2.650%	09/01/2026	4,000,000	4,025,821
Duke Energy Corp.	3.550%	09/15/2021	6,860,000	7,021,464
Enterprise Products	3.750%	02/15/2025	10,500,000	11,187,320
Eversource Energy	3.800%	12/01/2023	1,605,000	1,697,131
Eversource Energy	2.500%	03/15/2021	1,665,000	1,670,255
Eversource Energy	2.750%	03/15/2022	1,500,000	1,519,304
Eversource Energy Senior	2.800%	05/01/2023	3,750,000	3,802,221
Georgia Power Co.	2.000%	03/30/2020	5,660,000	5,654,196
Georgia Power Co.	2.000%	09/08/2020	5,415,000	5,408,662
Georgia Power Co.	2.200%	09/15/2024	260,000	257,216
Georgia Power Co.	2.850%	05/15/2022	2,200,000	2,239,538
Georgia Power Co.	4.250%	12/01/2019	2,140,000	2,147,079

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2019 - Unaudited

Fixed Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Interstate Power & Light Co.	3.250%	12/01/2024	5,120,000	5,340,374
Interstate Power & Light Co.	3.400%	12/01/2024	1,000,000	1,042,725
Interstate Power & Light Co.	3.650%	09/01/2020	3,211,000	3,240,261
Interstate Power & Light Co.	4.100%	09/26/2028	1,325,000	1,460,103
National Rural Utilities Collateral Trust	2.300%	11/01/2020	2,699,000	2,708,367
National Rural Utilities Collateral Trust	3.400%	11/15/2023	10,000,000	10,465,523
Virginia Electric & Power Co.	2.950%	11/15/2026	2,550,000	2,629,408
Virginia Electric & Power Co.	3.450%	02/15/2024	3,590,000	3,756,051
Virginia Electric & Power Co.	2.950%	01/15/2022	3,170,000	3,220,569
Xcel Energy Inc.	3.300%	06/01/2025	5,500,000	5,738,798
Xcel Energy Inc.	4.700%	05/15/2020	5,496,000	5,513,846
13.5% - Total For Corporate Bonds: Utilities				$103,497,865

47.8% Total Corporate Bonds				$365,726,749

Certificates of Deposit
Goldmans Sachs	3.400%	10/17/2023	250,000	264,995
0.0% - Total For Certificates of Deposit				264,995

United States Government Treasury Obligations
Treasury Bond	2.500%	02/15/2045	20,500,000	22,058,320
Treasury Inflation Protected Security	1.000%	02/15/2046	4,331,080	4,793,383
Treasury Inflation Protected Security	1.375%	02/15/2044	5,504,100	6,554,676
Treasury Note	1.500%	05/31/2020	14,000,000	13,965,547
Treasury Note	1.750%	11/30/2019	4,500,000	4,497,706
Treasury Note	2.125%	11/30/2023	16,000,000	16,352,500
Treasury Note	2.500%	05/15/2046	21,000,000	22,616,016
Treasury Note	2.750%	02/15/2028	11,000,000	11,942,734
Treasury Note	2.750%	11/15/2042	8,425,000	9,454,101
Treasury Note	2.750%	08/15/2047	32,500,000	36,785,938
Treasury Note	3.125%	11/15/2028	15,500,000	17,401,172
21.7% - Total For United States Government Treasury Obligations				$166,422,093

United States Government Agency Obligations
FHLMC Step-up*	2.000%	07/12/2021	5,000,000	4,992,855
FHLMC Step-up*	2.300%	07/18/2022	8,355,000	8,356,484
FHLMC Step-up*	2.150%	10/27/2022	3,500,000	3,500,514
2.2% - Total For United States Government Agency Obligations				$16,849,853

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid ARM (12 month LIBOR + 1.860%)*	3.238%	04/01/2042	994,980	1,015,967
FHLMC Pool 780439 (1 year US T-Note Yield Curve + 2.223%)*	4.723%	04/01/2033	26,440	27,772
FHLMC Pool A89335	5.000%	10/01/2039	143,667	158,853
FHLMC Pool C01005	8.000%	06/01/2030	1,027	1,201
FHLMC Pool G06616	4.500%	12/01/2035	443,358	480,436
FHLMC Pool G08068	5.500%	07/01/2035	988,201	1,117,659
FHLMC Pool G13596	4.000%	07/01/2024	670,560	698,016
FHLMC Pool G18642	3.500%	04/01/2032	5,688,039	5,905,689
FHLMC Pool G18667	3.500%	11/01/2032	2,548,739	2,637,012
FHLMC Pool G31087	4.000%	07/01/2038	4,543,635	4,797,649
FHLMC Pool SB0017	3.500%	11/01/2028	6,581,298	6,804,972
FHLMC Series 2877 Class AL	5.000%	10/15/2024	181,438	189,107
FHLMC Series 2985 Class GE	5.500%	06/15/2025	111,920	118,379
FHLMC Series 3109 Class ZN	5.500%	02/15/2036	1,313,221	1,459,459
FHLMC Series 3592 Class BZ	5.000%	10/15/2039	1,074,003	1,181,118
FHLMC Series 3946 Class LN	3.500%	04/15/2041	339,152	350,902
FHLMC Series 4017 Class MA	3.000%	03/15/2041	681,915	699,555
FHLMC Series 4105 Class PJ	3.500%	06/15/2041	1,047,660	1,085,824
FHLMC Series 4180 Class ME	2.500%	10/15/2042	1,997,858	2,041,910
FHLMC Series 4287 Class AB	2.000%	12/15/2026	1,166,657	1,163,566
FHLMC Series 4517 Class PC	2.500%	05/15/2044	2,603,523	2,639,117
FHLMC Series 4567 Class LA	3.000%	08/15/2045	391,507	401,004

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2019 - Unaudited

Fixed Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

FHLMC Series 4582 Class PA	3.000%	11/15/2045	2,776,823	2,860,835
FHLMC Series 4646 Class D	3.500%	01/15/2042	870,157	904,978
FHLMC Series 4689 Class DA	3.000%	07/15/2044	1,444,705	1,486,667
FHLMC Series 4709 Class EA	3.000%	01/15/2046	1,243,885	1,278,014
FHLMC Series 4768 Class GA	3.500%	09/15/2045	8,922,974	9,299,136
FHLMC Series 4831 Class BA	3.500%	10/15/2044	3,485,185	3,571,988
FHLMC Series 4906 Class DE	2.500%	09/25/2049	7,390,883	7,466,018
FNMA Pool 109733	3.530%	09/01/2028	7,275,000	8,052,932
FNMA Pool 253300	7.500%	05/01/2020	22	22
FNMA Pool 725027	5.000%	11/01/2033	316,883	349,865
FNMA Pool 725704	6.000%	08/01/2034	124,689	143,489
FNMA Pool 888223	5.500%	01/01/2036	436,477	493,595
FNMA Pool 889185	5.000%	12/01/2019	120	120
FNMA Pool 995112	5.500%	07/01/2036	301,277	340,581
FNMA Pool AA4392	4.000%	04/01/2039	994,291	1,061,338
FNMA Pool AL9309	3.500%	10/01/2031	1,369,632	1,421,331
FNMA Pool AL9623	4.000%	12/01/2036	3,529,416	3,738,769
FNMA Pool AN8842	3.320%	04/01/2028	6,000,000	6,479,948
FNMA Pool AN9848	3.740%	07/01/2028	6,438,000	6,958,236
FNMA Pool AS6548	2.500%	01/01/2031	5,664,435	5,743,348
FNMA Pool BL0359	3.700%	11/01/2028	11,163,904	12,410,224
FNMA Pool BL0752	3.650%	01/01/2029	5,000,000	5,547,504
FNMA Pool BL2935	3.150%	06/01/2029	5,000,000	5,377,726
FNMA Pool BL5003	4.000%	03/01/2047	2,804,285	3,017,441
FNMA Pool BM1971	3.500%	12/01/2035	3,683,931	3,831,926
FNMA Pool MA0384	5.000%	04/01/2030	841,397	901,120
FNMA Pool MA2773	3.000%	10/01/2036	10,013,101	10,298,888
FNMA Pool MA3186	4.000%	11/01/2037	4,382,617	4,591,167
FNMA Pool MA3337	4.000%	04/01/2038	6,829,229	7,151,795
FNMA Series 2003-79 Class NJ	5.000%	08/25/2023	368,202	382,063
FNMA Series 2013-21 Class VA	3.000%	07/25/2028	2,645,104	2,692,044
FNMA Series 2013-6 Class BC	1.500%	12/25/2042	1,296,831	1,290,952
FNMA Series 2013-75 Class EG	3.000%	02/25/2043	530,646	547,151
FNMA Series 2014-04 Class PC	3.000%	02/25/2044	2,517,544	2,583,095
FNMA Series 2014-28 Class PA	3.500%	02/25/2043	307,748	319,302
FNMA Series 2015-72 Class GB	2.500%	12/25/2042	3,229,481	3,280,094
FNMA Series 2016-39 Class LA	2.500%	03/25/2045	975,136	994,578
FNMA Series 2016-40 Class PA	3.000%	07/25/2045	282,118	289,853
FNMA Series 2016-49 Class PA	3.000%	09/25/2045	2,039,406	2,102,390
FNMA Series 2016-64 Class PG	3.000%	05/25/2045	3,979,610	4,106,935
FNMA Series 2016-79 Class L	2.500%	10/25/2044	1,350,330	1,353,573
FNMA Series 2017-30 Class G	3.000%	07/25/2040	3,010,407	3,051,165
FNMA Series 2018-22 Class D	3.250%	11/25/2042	3,397,082	3,474,515
FNMA Series 2018-25 Class P	3.500%	03/25/2046	5,282,676	5,501,547
FNMA Series 2018-67 Class BA	4.500%	03/25/2046	7,540,825	7,972,547
GNMA II Pool 2658	6.500%	10/20/2028	14,763	16,692
GNMA II Pool 2945	7.500%	07/20/2030	2,736	3,138
GNMA II Pool 4187	5.500%	07/20/2038	11,002	11,801
GNMA II Pool 4847	4.000%	11/20/2025	203,636	211,280
GNMA Pool 780400	7.000%	12/15/2025	1,737	1,917
GNMA Pool 780420	7.500%	08/15/2026	971	1,082
GNMA Series 2009-124 Class L	4.000%	11/20/2038	35,031	35,161
24.6% - Total For Government Agency Obligations - Mortgage Backed Securities				$189,977,043

Taxable Municipal Bonds
Cincinnati Children's Hospital Medical Center	2.853%	11/15/2026	1,085,000	1,120,073
Kansas Development Finance Authority Revenue	3.941%	04/15/2026	8,000,000	8,799,920
Kentucky Property and Buildings Commission Revenue	6.164%	08/01/2023	1,000,000	1,094,410
Ohio Major New Infrastructure Revenue	4.844%	12/15/2019	2,450,000	2,462,569
University of Cincinnati Ohio General Receipts Revenue	5.616%	06/01/2025	930,000	973,087
University of Washington Revenue	5.400%	06/01/2036	3,000,000	4,098,930
2.4% - Total For Taxable Municipal Bonds				$18,548,989

Total Fixed Income Securities - Bonds	98.7%			$757,789,722

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2019 - Unaudited

Fixed Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

(Identified Cost $716,567,032)

Preferred Stocks
Allstate Corp.	5.100%	01/15/2053	264,996	7,035,644
Total Preferred Stocks	0.9%			$7,035,644
(Identified Cost $6,794,497)

Total Portfolio Value	99.6%			$764,825,366
(Identified Cost $723,361,529)

Other Assets in Excess of Liabilities	0.3%			$2,013,496

Total Net Assets	100%			$766,838,862

* Variable Rate Security; the rate shown is as of September 30, 2019.

** Variable Rate Security; as of June 30, 2019, the 7 day annualized yield was 2.26%.

ARM - Adjustable Rate Mortgage

FHLMC - Federal Home Loan Mortgage Corp.

FNMA -  Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2019 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Akron Ohio GO Limited	4.000%	12/01/2025	650,000	$744,575
Akron Ohio GO Limited	4.000%	12/01/2026	395,000	457,659
Akron Ohio GO Limited	5.000%	12/01/2024	400,000	470,288
Austin Texas GO Limited	5.000%	09/01/2029	1,000,000	1,228,300
Brecksville Ohio GO Limited	2.750%	06/04/2020	1,030,000	1,038,528
Cincinnati Ohio GO Unlimited	4.000%	12/01/2030	685,000	796,819
Cincinnati Ohio GO Unlimited	4.000%	12/01/2032	1,000,000	1,151,190
Cincinnati Ohio GO Unlimited	5.000%	12/01/2019	1,000,000	1,006,080
Cincinnati Ohio GO Unlimited	5.250%	12/01/2029	200,000	241,482
Columbus Ohio GO Unlimited	4.000%	04/01/2031	1,000,000	1,154,660
Dublin Ohio GO Limited	4.000%	12/01/2028	500,000	569,495
Fairborn Ohio GO Unlimited	2.500%	03/19/2020	1,105,000	1,110,734
Fairborn Ohio GO Unlimited	2.000%	09/03/2020	942,000	945,947
Gahanna Ohio GO Limited	4.000%	12/01/2021	420,000	444,503
Gahanna Ohio GO Limited	3.000%	06/08/2020	745,000	753,798
Haltom City Texas GO Limited	4.000%	08/01/2025	675,000	764,323
Hurst Texas GO Limited	4.000%	08/15/2031	335,000	376,406
Lakewood Ohio GO Limited	4.000%	12/01/2028	840,000	977,710
Lakewood Ohio GO Limited	4.000%	12/01/2029	300,000	346,899
Marysville Ohio GO Limited	3.000%	03/26/2020	910,000	916,716
Mayfield Heights Ohio GO Limited Bond Anticipation (State Standby Note Purchase Program)	3.000%	04/02/2020	1,025,000	1,032,831
Medina Ohio GO Limited	2.000%	12/01/2020	110,000	110,543
Newport Kentucky GO Unlimited	3.000%	05/01/2023	205,000	214,817
Pembroke Pines Florida GO Unlimited	5.000%	09/01/2024	200,000	234,882
Reynoldsburg Ohio GO Limited	4.000%	12/01/2030	1,000,000	1,172,470
Reynoldsburg Ohio GO Limited	4.000%	12/01/2031	595,000	692,152
Sharonville Ohio GO Bond Anticipation Limited	3.000%	06/25/2020	1,150,000	1,162,098
Strongsville Ohio GO Limited	4.000%	12/01/2030	350,000	391,149
Sycamore Township Ohio GO Limited	3.000%	05/06/2020	1,200,000	1,210,296
Tiffin Ohio GO Unlimited	3.000%	12/01/2020	225,000	229,270
Tiffin Ohio GO Unlimited	2.500%	06/19/2020	1,035,000	1,041,603
Tipp City Ohio GO Limited Bond Anticipation	3.000%	02/12/2020	585,000	588,229
Violet Township Ohio GO Limited Bond Anticipation Notes	3.000%	01/09/2020	1,250,000	1,255,250
11.4% - Total For General Obligation - City				$24,831,702

Ashtabula County Ohio GO Limited	4.000%	12/01/2027	500,000	532,010
Butler County Ohio GO Limited	5.000%	12/01/2024	160,000	189,781
Butler County Ohio GO Limited	5.250%	12/01/2026	1,000,000	1,208,520
Clark County Ohio GO Limited	5.000%	12/01/2026	340,000	422,535
Clark County Ohio GO Limited	5.000%	12/01/2028	325,000	420,076
Hamilton County Ohio GO Limited	5.000%	12/01/2028	500,000	633,495
Knox County Ohio GO Limited	4.000%	12/01/2025	460,000	525,476
Lake County Ohio GO Bond Anticipation	3.000%	04/02/2020	550,000	554,230
Lake County Ohio GO Limited Bond Anticipation	3.000%	01/16/2020	1,000,000	1,004,770
Licking County Ohio GO Limited	3.000%	12/01/2024	555,000	587,673
Lorain County Ohio GO Limited	4.000%	12/01/2025	795,000	874,985
Lorain County Ohio GO Unlimited	4.000%	12/01/2030	450,000	498,897
Lucas County Ohio GO Limited	4.000%	10/01/2028	1,000,000	1,139,020
Lucas County Ohio GO Limited	4.000%	10/01/2029	605,000	685,338

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2019 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Ottawa County Ohio GO Limited	4.000%	12/01/2021	295,000	311,364
Portage County Ohio GO Limited	3.000%	12/01/2021	270,000	270,437
Rowan County Kentucky GO Unlimited (AGM Insured)	4.000%	06/01/2024	390,000	430,057
Summit County Ohio GO Limited	4.000%	12/01/2023	300,000	331,893
Summit County Ohio GO Limited	4.000%	12/01/2031	500,000	557,060
5.0% - Total For General Obligation - County				$11,177,617

Ohio GO Limited	3.000%	09/01/2026	1,385,000	1,480,523
Ohio GO Limited	4.000%	03/01/2026	1,060,000	1,181,253
Ohio GO Unlimited	3.000%	03/01/2027	555,000	583,832
Ohio GO Unlimited	4.000%	03/01/2030	1,225,000	1,500,613
Ohio GO Unlimited	1.300%	02/01/2023	725,000	725,000
Ohio GO Unlimited	5.000%	09/01/2022	400,000	442,780
Ohio GO Unlimited	5.000%	06/15/1930	1,335,000	1,779,942
Ohio GO Unlimited	5.000%	12/15/2023	500,000	576,195
Ohio GO Unlimited	5.000%	06/15/2024	410,000	479,593
Ohio GO Unlimited Common Schools - Series C	4.250%	09/15/2022	955,000	1,037,779
Ohio GO Unlimited**	1.300%	08/01/2021	800,000	800,000
Ohio GO Unlimited**	1.300%	03/15/2024	1,000,000	1,000,000
Ohio Infrastructure Improvement GO Unlimited	5.000%	08/01/2022	500,000	551,975
Pennsylvania GO Unlimited	4.000%	01/01/2030	645,000	733,004
5.2% - Total For General Obligation - State				$12,872,489

Arizona Board of Regents Revenue Arizona State University	5.000%	08/01/2028	815,000	945,310
Arizona Board of Regents Revenue University of Arizona	5.000%	06/01/2029	125,000	145,080
Bowling Green State University Ohio Revenue	5.000%	06/01/2024	405,000	468,026
Bowling Green State University Ohio Revenue	5.000%	06/01/2032	500,000	605,880
Colorado Board of Governors University Enterprise System Revenue	5.000%	03/01/2027	225,000	279,608
Colorado Higher Education Lease Financing Program Certificate of Participation	5.000%	11/01/2025	290,000	350,340
Cuyahoga County Ohio Community College GO Unlimited	4.000%	12/01/2033	1,275,000	1,430,346
Cuyahoga County Ohio Community College GO Unlimited	5.000%	12/01/2027	400,000	491,380
Denison University Ohio Revenue	5.000%	11/01/2030	400,000	520,244
Denison University Ohio Revenue	5.000%	11/01/2033	325,000	418,395
Kent State University Ohio General Receipt Revenue	4.000%	05/01/2022	255,000	272,016
Kent State University Ohio Revenue	5.000%	05/01/2031	1,000,000	1,340,390
Lorain County Ohio Community College District General Receipts Revenue Bond	3.000%	06/01/2020	190,000	192,063
Lorain County Ohio Community College District General Receipts Revenue Bond	4.000%	12/01/2025	600,000	685,404
Miami University Ohio General Receipts Revenue	4.000%	09/01/2022	450,000	472,621
Miami University Ohio General Receipts Revenue	4.000%	09/01/2023	1,040,000	1,091,043
Miami University Ohio General Receipts Revenue	5.000%	09/01/2020	400,000	413,396
Miami University Ohio General Receipts Revenue	5.000%	09/01/2020	100,000	103,349
Miami University Ohio Revenue	4.000%	09/01/2027	300,000	321,048
Miami Valley Ohio Career Tech Center GO Unlimited	4.000%	12/01/2024	1,000,000	1,131,480
Morehead State University Kentucky General Receipts Revenue	3.000%	11/01/2025	300,000	321,783
Northern Kentucky University General Receipts Revenue	3.000%	09/01/2021	210,000	216,000
Nothern Kentucky Univeristy General Receipts Revenue	4.000%	09/01/2026	715,000	823,659
Ohio Higher Education Facilities Revenue - University of Dayton	4.000%	12/01/2033	620,000	704,692
Ohio Higher Education Facilities Revenue - Xavier University	4.500%	05/01/2036	1,000,000	1,107,920
Ohio State University General Receipts Revenue	4.000%	06/01/2030	200,000	226,750
Ohio State University Revenue**	1.270%	12/01/2028	1,310,000	1,310,000

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2019 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Ohio State University Revenue**	1.300%	12/01/2044	1,200,000	1,200,000
Ohio State University Revenue**	1.580%	12/01/2034	1,150,000	1,150,000
Ohio University General Receipts Revenue Bond	5.000%	12/01/2019	135,000	135,806
Ohio University General Receipts Revenue Bond	5.000%	12/01/2022	110,000	122,239
Penn State University Revenue	1.580%	06/01/2031	1,150,000	1,150,598
South Dakota Board of Regents Housing and Auxiliary Facilities System Revenue	5.000%	04/01/2026	315,000	381,380
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2024	610,000	697,102
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2028	410,000	479,524
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2029	650,000	741,084
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2029	435,000	525,036
University of Akron Ohio General Receipts Revenue (AGM Insured)	5.000%	01/01/2022	215,000	216,843
University of Akron Ohio General Receipts Revenue*	5.000%	01/01/2022	135,000	136,215
University of Akron Ohio Revenue	5.000%	01/01/2027	350,000	425,131
University of Cincinnati General Receipts Revenue	4.000%	06/01/2036	250,000	269,705
University of Cincinnati General Receipts Revenue	5.000%	06/01/2020	300,000	307,248
University of Cincinnati General Receipts Revenue	5.000%	06/01/2026	470,000	505,429
University of Toledo Revenue	5.000%	06/01/2021	300,000	317,592
University of Toledo Revenue	5.000%	06/01/2026	885,000	989,005
University of Toledo Revenue	5.000%	06/01/2027	1,590,000	1,978,819
University of Toledo Revenue	5.000%	06/01/2031	500,000	666,635
13.2% - Total For Higher Education				$28,783,614

Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center	5.000%	10/15/2024	100,000	107,352
Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center	6.000%	07/01/2027	250,000	328,335
Butler County Ohio Cincinnati Childrens Hospital Medical Center Revenue	5.000%	05/15/2030	1,005,000	1,325,525
Franklin County Ohio Hospital Revenue Nationwide Childrens	4.000%	11/01/2036	800,000	893,064
Franklin County Ohio Hospital Revenue Nationwide Childrens	5.000%	11/01/2032	500,000	618,880
Franklin County Ohio Hospital Revenue Nationwide Childrens*	5.000%	11/01/2024	500,000	501,445
Franklin County Ohio Hospital Revenue Nationwide Childrens**	1.620%	11/01/2045	2,000,000	2,000,000
Hamilton County Ohio Health Care Facilities Revenue - The Christ Hospital	5.250%	06/01/2025	1,000,000	1,094,810
Hamilton County Ohio Health Care Facilities Revenue - The Christ Hospital Obligated Group	5.250%	06/01/2027	1,000,000	1,092,060
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital	5.000%	05/15/2027	100,000	115,684
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital	5.000%	05/15/2028	1,715,000	1,979,316
Nashville and Davidson County Tennessee Vanderbilt University Medical Center	5.000%	07/01/2031	480,000	571,416
Ohio Hospital Facilities Revenue - Cleveland Clinic	5.000%	01/01/2020	170,000	171,538
Pennsylvania Economic Development Financing Authority - University of Pittsburgh Medical Center Revenue	5.000%	02/01/2025	450,000	524,560
Pennsylvania Economic Development Financing Authority - University of Pittsburgh Medical Center Revenue	5.000%	02/01/2029	250,000	291,257
5.3% - Total For Hospital/Health Bonds				$11,615,242

Columbus Ohio Metropolitan Library Special Obligation Revenue	5.000%	12/01/2026	705,000	874,517
Columbus Ohio Metropolitan Library Special Obligation Revenue	5.000%	12/01/2027	500,000	632,780
Franklin County Ohio Convention Facilities Authority Revenue	5.000%	12/01/2022	500,000	554,970
Hancock County Indiana	4.000%	02/15/2022	765,000	808,957
Hancock County Indiana	4.000%	02/15/2023	795,000	859,395
Newport Kentucky First Mortgage Court Facilities Project Revenue	4.000%	10/01/2025	500,000	500,000
Newport Kentucky First Mortgage Court Facilities Project Revenue	4.000%	10/01/2026	100,000	100,000
Ohio Capital Facilities Lease Appropriation Revenue	5.000%	04/01/2020	520,000	529,610
Ohio Capital Facilities Lease Appropriation Revenue	5.000%	04/01/2022	425,000	463,743
Ohio Capital Facilities Lease Appropriation Revenue*	4.000%	04/01/2026	150,000	156,145
Ohio Capital Facilities Lease Appropriation Revenue*	5.000%	04/01/2024	275,000	290,334

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2019 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Ohio Cultural and Sports Facilities Project Revenue	4.000%	10/01/2019	225,000	225,000
Ohio Cultural and Sports Facilities Project Revenue	5.000%	10/01/2020	505,000	638,497
Ohio Parks and Recreation Capital Facilities Revenue	5.000%	12/01/2020	1,000,000	1,043,060
Ohio Parks and Recreation Capital Facilities Revenue	5.000%	02/01/2023	300,000	336,219
Ohio Parks and Recreation Capital Facilities Revenue	5.000%	12/01/2035	1,160,000	1,461,739
4.3% - Total For Revenue Bonds - Facility				$9,474,966

Anderson Indiana Sewage Works Revenue (AGM Insured)	4.000%	11/01/2026	300,000	348,243
Cape Coral Florida Water & Sewer Revenue	5.000%	10/01/2024	535,000	627,560
Cincinnati Ohio Water System Revenue	4.000%	12/01/2030	1,000,000	1,159,080
Evansville Indiana Waterworks District Revenue (BAM Insured)	4.000%	01/01/2029	400,000	458,492
Evansville Indiana Waterworks District Revenue (BAM Insured)	5.000%	01/01/2022	300,000	323,814
Hamilton Ohio Wastewater System Revenue (BAM Insured)	5.000%	10/01/2027	930,000	1,167,866
Lafayette Indiana Sewage Works Revenue	5.000%	07/01/2022	150,000	164,459
Lima Ohio Sanitary Sewer Revenue	5.000%	12/01/2024	200,000	221,006
Lima Ohio Sewer Revenue	3.000%	12/01/2021	575,000	594,556
Northern Kentucky Water District Revenue	5.000%	02/01/2023	1,000,000	1,119,690
Owensboro Kentucky Water Revenue (BAM Insured)	5.000%	09/15/2025	485,000	582,112
Springboro Ohio Sewer System Revenue	4.000%	06/01/2022	245,000	261,332
St. Charles County Missouri Public Water Supply Dist. 2 Certificates of Participation	4.000%	12/01/2031	400,000	446,344
Toledo Ohio Water System Revenue	5.000%	11/15/2025	255,000	302,208
Toledo Ohio Waterworks Revenue	4.000%	11/15/2022	365,000	394,185
Toledo Ohio Waterworks Revenue	5.000%	11/15/2026	500,000	615,030
4.0% - Total For Revenue Bonds - Water & Sewer				$8,785,977

Akron Ohio Certificate of Participation	5.000%	12/01/2025	500,000	597,190
Akron Ohio Income Tax Revenue	3.500%	12/10/2019	500,000	502,030
Akron Ohio Income Tax Revenue	4.000%	12/01/2031	870,000	1,015,577
Akron Ohio Income Tax Revenue	5.000%	12/01/2023	1,100,000	1,259,874
Akron Ohio Income Tax Revenue Community Learning Centers	5.000%	12/01/2028	380,000	414,914
Akron Ohio Income Tax Revenue	5.000%	12/01/2027	510,000	638,326
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project)	4.750%	11/01/2030	500,000	588,680
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project)	5.000%	11/01/2032	525,000	623,711
Cincinnati Ohio Economic Development Revenue U-Square-the-Loop Project	3.500%	11/01/2024	110,000	114,296
Hamilton County Ohio Economic Development King Highland Community Urban Redevelopment Corp. Revenue	5.000%	06/01/2030	655,000	770,588
Linn County Iowa Certificates of Participation	2.000%	06/01/2023	455,000	464,405
Louisa Virginia Industrial Development Authority (Virginia Electric & Power Co.)	2.150%	11/01/2035	800,000	804,408
Mason Ohio Certificate of Participation	5.000%	12/01/2023	750,000	780,547
Mobile Alabama Industrial Development Board Pollution Control Revenue	1.625%	07/15/2034	1,025,000	1,069,290
Monroe County Georgia Development Authority Pollution Control Revenue	2.050%	07/01/2049	1,085,000	1,090,675
Montgomery County Ohio Transportation Improvement Special Obligation Revenue	3.500%	12/01/2019	400,000	400,872
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2022	250,000	274,695
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2023	500,000	575,530
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2023	500,000	575,530
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2026	500,000	614,940
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2028	570,000	698,250
Ohio Mental Health Capital Facilities Revenue	5.000%	02/01/2025	1,000,000	1,188,980
Ohio Special Obligation Revenue	3.000%	12/01/2019	500,000	501,415
Ohio Special Obligation Revenue	5.000%	12/01/2029	510,000	630,227
Ohio Special Obligation Revenue	5.000%	04/01/2023	1,010,000	1,137,846

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2019 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Ohio Special Obligation Revenue	5.000%	04/01/2029	665,000	787,819
Plain City Ohio Income Tax Revenue	3.000%	11/12/2019	840,000	841,386
Riversouth Ohio Authority Revenue	4.000%	12/01/2031	700,000	775,950
Summit County Ohio Development Finance Authority Akron Lease Revenue	4.000%	12/01/2027	220,000	245,425
Summit County Ohio Development Finance Authority Akron Lease Revenue	4.000%	12/01/2028	435,000	484,642
9.4% - Total For Other Revenue Bonds				$20,468,018

Aldine Texas ISD GO Unlimited	4.000%	02/15/2030	780,000	873,452
Arcanum-Butler Ohio LSD GO	4.000%	12/01/2029	675,000	752,315
Arcanum-Butler Ohio LSD GO	4.000%	12/01/2030	650,000	723,346
Athens Ohio CSD GO Unlimited	4.000%	12/01/2033	750,000	870,570
Beachwood Ohio CSD Certificates of Participation	3.000%	12/01/2024	435,000	460,970
Bellbrook-Sugarcreek Ohio LSD GO Unlimited	4.000%	12/01/2031	325,000	364,657
Bellfontaine Ohio SCD GO Unlimited (National RE Insured)	5.500%	12/01/2026	615,000	748,234
Berea Ohio CSD GO Unlimited	4.000%	12/01/2031	500,000	564,895
Bexley Ohio CSD GO Unlimited	3.000%	12/01/2021	500,000	532,355
Big Walnut Ohio LSD GO Unlimited	4.000%	12/01/2033	500,000	578,520
Bloom-Carroll Ohio LSD GO Unlimited	4.000%	11/01/2030	290,000	342,357
Bloom-Carroll Ohio LSD GO Unlimited	4.000%	11/01/2031	150,000	175,622
Bloom-Carroll Ohio LSD GO Unlimited (SDCP)	4.000%	11/01/2029	325,000	388,265
Blue Mountain School District Pennsylvania GO Limited	4.000%	08/01/2024	500,000	554,790
Breckinridge County Kentucky SD Finance Corp.	5.000%	04/01/2025	265,000	311,947
Brownsville Indianna CSC Revenue	5.000%	01/15/2027	535,000	660,067
Chagrin Falls Ohio Exempted Village SD GO	4.000%	12/01/2022	100,000	108,333
Chillicothe Ohio CSD Special Obligation Revenue	4.000%	12/01/2023	130,000	139,650
Chillicothe Ohio SD GO Unlimited (AGM Insured)	4.000%	12/01/2029	400,000	445,816
China Spring ISD Texas GO Unlimited	4.000%	08/15/2027	890,000	1,008,842
Clark County Kentucky SD Finance Corp. Revenue Bond	3.000%	08/01/2022	115,000	119,437
Cleveland Heights and University Heights Ohio CSD GO Unlimited	4.000%	12/01/2032	1,000,000	1,139,870
Colorado Building Excellent Schools Today Certificates of Participation	4.000%	03/15/2030	1,000,000	1,168,090
Columbus Ohio CSD GO Unlimited	4.000%	12/01/2029	400,000	457,048
Columbus Ohio CSD GO Unlimited	4.000%	12/01/2022	655,000	708,874
Dayton Ohio SCD GO Unlimited (SDCP)	5.000%	11/01/2025	1,000,000	1,201,610
Denver Colorado City & County SD #1 Certificates of Participation	5.000%	12/01/2021	500,000	525,825
Dexter Michigan CSD GO Unlimited	4.000%	05/01/2031	670,000	770,346
Dublin Ohio CSD GO Unlimited	4.000%	12/01/2034	500,000	579,855
Dublin Ohio CSD GO Unlimited	5.000%	12/01/2026	500,000	564,275
Elyria Ohio SCD GO Unlimited (SDCP)	4.000%	12/01/2030	1,000,000	1,133,750
Fairfield Ohio CSD GO Unlimited	5.000%	12/01/2020	420,000	437,984
Fort Mill South Carolina School Facilities Corp. Installment Purchase Revenue	5.000%	12/01/2024	300,000	350,925
Franklin Indiana Community Multi-School Building Corp.	5.000%	01/15/2023	200,000	222,602
Granville Ohio Exempted Village SD GO Unlimited	5.000%	12/01/2026	510,000	618,610
Green County Ohio Vocational SD GO Umlimited	4.000%	12/01/2035	1,000,000	1,153,630
Greenville Ohio CSD GO Unlimited (SD Credit Program Insured)	4.000%	01/01/2021	110,000	113,619
Hamilton Ohio CSD GO Unlimited	4.000%	12/01/2025	500,000	573,700
Hamilton Ohio CSD GO Unlimited (School District Credit Program)	5.000%	12/01/2019	300,000	301,779
Hardin County Kentucky SD Finance Corp. Revenue	2.500%	06/01/2021	100,000	101,587
Hardin County Kentucky SD Finance Corp. Revenue	5.000%	05/01/2024	500,000	572,915
Hillsborough County Florida School Board Certificates of Participation	5.000%	07/01/2025	200,000	239,356
Houston Texas ISD GO Limited	5.000%	02/15/2030	440,000	532,963

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2019 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Huber Heights Ohio CSD GO Unlimited	4.000%	12/01/2025	775,000	874,696
Hudson Ohio CSD GO Unlimited	4.000%	12/01/2033	800,000	895,360
Huntington County Indiana Countryside School Building Corp. Revenue	4.000%	01/15/2028	1,000,000	1,162,670
Jackson Milton Ohio LSD Certificates of Participation (BAM Insured)	4.000%	06/01/2031	270,000	297,767
Jefferson County Kentucky SD Finance Corp.	3.500%	04/01/2021	340,000	343,577
Jefferson County Kentucky SD Finance Corp.	5.000%	10/01/2026	530,000	649,012
Johnstown-Monroe Ohio LSD GO Unlimited	4.000%	12/01/2029	800,000	913,456
Kenston Ohio LSD Improvement GO Unlimited	5.000%	12/01/2019	150,000	150,915
Kenton County Kentucky SD Finance Corp. Revenue	4.000%	02/01/2028	400,000	450,316
Kettering Ohio CSD GO Unlimited	4.000%	12/01/2020	240,000	247,598
Kettering Ohio CSD GO Unlimited	4.000%	12/01/2030	400,000	451,432
Kettering Ohio CSD GO Unlimited	5.250%	12/01/2031	500,000	639,760
Lake Ohio LSD of Stark County GO Unlimited	4.000%	12/01/2023	400,000	430,336
Lakota Ohio LSD GO	5.250%	12/01/2025	205,000	251,746
Lakota Ohio LSD GO	4.000%	01/15/2026	400,000	458,200
Lakota Ohio LSD GO Unlimited	4.000%	12/01/2027	275,000	299,522
Lakota Ohio LSD GO Unlimited	5.000%	12/01/2021	350,000	377,864
Lancaster Ohio CSD GO Limited (SDCP)	4.000%	10/01/2027	1,000,000	1,121,340
Licking Heights Ohio LSD GO Unlimited	5.000%	10/01/2025	715,000	851,479
Licking Heights Ohio LSD GO Unlimited	5.000%	10/01/2027	500,000	620,255
Logan Hocking Ohio LSD Certificates of Participation	4.000%	12/01/2032	420,000	464,251
Louisville Ohio CSD GO Unlimited (SDCP)	3.000%	12/01/2020	370,000	376,938
Marysville Michigan PSD GO Unlimited	5.000%	05/01/2021	250,000	264,138
Marysville Ohio Exempted Village SD GO Unlimited	4.000%	12/01/2023	165,000	178,472
Marysville Ohio Exempted Village SD GO Unlimited	5.000%	12/01/2022	715,000	794,780
Marysville Ohio Exempted Village SD GO Unlimited (SDCP)	5.000%	12/01/2025	500,000	567,675
Mayfield Ohio CSD Certificates of Participation	4.000%	09/01/2032	280,000	312,231
Menifee County Kentucky SD Financial Corp. Revenue	3.000%	08/01/2022	615,000	647,041
Merrillville Indiana Multi School Building Corp.	5.000%	07/15/2026	1,000,000	1,225,640
Middletown Ohio CSD GO Umlimited (SDCP)	4.000%	12/01/2027	585,000	667,538
Milford Ohio Exempt Village SD GO Unlimited (AGM Insured)	5.500%	12/01/2030	1,260,000	1,648,496
Munster Indiana School Building Corp. Revenue (State Intercept)	4.000%	01/15/2029	400,000	457,732
Murray Kentucky ISD Finance Corporation Revenue	5.000%	03/01/2025	810,000	950,535
Newark Ohio CSD GO Unlimited (School District Credit Program)	4.000%	12/01/2026	235,000	263,047
North Olmsted Ohio CSD GO Unlimited	4.000%	12/01/2029	500,000	586,270
Northwest Ohio LSD Hamilton & Butler Counties Certificates of Participation	2.500%	12/01/2019	150,000	150,297
Northwest Ohio LSD Hamilton & Butler Counties GO Unlimited	5.000%	12/01/2028	100,000	114,360
Northwest Ohio LSD Hamilton & Butler Counties GO Unlimited	5.000%	12/01/2029	150,000	171,277
Olentangy Ohio LSD GO Unlimited	4.000%	12/01/2026	1,000,000	1,084,280
Orange County Florida School Board Certificates of Participation	5.000%	08/01/2032	500,000	589,920
Princeton Ohio CSD Certificates of Participation	3.500%	12/01/2026	275,000	284,141
Princeton Ohio CSD GO Unliimited (National RE Insured)	5.250%	12/01/2030	1,000,000	1,302,690
Sarah Scott Indiana Middle School Building Corp. Revenue	5.000%	07/10/2022	640,000	702,605
Shelby Ohio CSD	4.000%	11/01/2021	320,000	336,067
Shelby Ohio CSD	4.000%	11/01/2022	675,000	723,465
Southwest Ohio LSD of Hamilton County GO Unlimited (SDCP)	4.000%	12/01/2026	930,000	1,087,802
Southwest Ohio LSD of Hamilton County GO Unlimited (SDCP)	4.000%	12/01/2027	965,000	1,142,589
South-Western City Ohio SD GO Unlimited	3.000%	12/05/2019	1,200,000	1,203,336
South-Western City Ohio SD GO Unlimited	4.000%	12/01/2025	1,000,000	1,071,000
Switzerland Ohio LSD GO Unlimited (SDCEP Insured)	4.000%	12/01/2026	415,000	449,474

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2019 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Teays Valley Ohio LSD	4.000%	12/01/2032	580,000	646,781
Toledo Ohio CSD GO Unlimited	5.000%	12/01/2029	660,000	790,139
Tri Valley Ohio LSD GO	4.000%	12/01/2026	710,000	811,267
Trotwood-Madison Ohio CSD GO Unlimited (SDCP)	4.000%	12/01/2028	410,000	472,709
Trotwood-Madison Ohio CSD GO Unlimited (SDCP)	4.000%	12/01/2029	500,000	574,525
Trotwood-Madison Ohio CSD GO Unlimited (SDCP)	4.000%	12/01/2030	350,000	400,585
Upper Arlington Ohio CSD GO Unlimited	4.000%	12/01/2030	1,380,000	1,606,403
Vandalia Butler Ohio CSD GO Unlimited	3.000%	12/01/2024	500,000	538,290
Vermillion Ohio LSD Certificates of Participation	5.000%	12/01/2023	230,000	239,260
Wadsworth Ohio CSD GO Unlimited	3.000%	12/01/2019	120,000	120,304
Wadsworth Ohio CSD GO Unlimited	3.500%	12/01/2022	215,000	222,207
Wadsworth Ohio CSD GO Unlimited	4.000%	12/01/2027	840,000	940,960
Wadsworth Ohio CSD GO Unlimited	4.000%	12/01/2033	1,075,000	1,178,565
Wentzville R-IV SD of Saint Charles County Missouri Certificates of Participation	4.000%	04/01/2030	395,000	437,103
Western Reserve Ohio LSD GO (SDCEP Insured)	4.000%	12/01/2022	240,000	244,058
Westerville Ohio SCD Certificate of Participation	5.000%	12/01/2032	555,000	685,258
Willoughby-Eastlake Ohio CSD Certificates of Participation (BAM Insured)	4.000%	03/01/2030	810,000	894,208
Wyoming Ohio CSD GO Unlimited	5.000%	12/01/2023	200,000	228,632
Zanesville Ohio CSD GO Unlimited (SDCEP Insured)	4.500%	12/01/2019	200,000	201,024
30.5% - Total For School District				$66,731,319

Kentucky Asset and Liability Commission Revenue	5.250%	09/01/2023	965,000	1,105,929
Kentucky Association of Counties Finance Corp. Revenue	4.000%	02/01/2029	575,000	660,462
Kentucky Association of Counties Finance Corp. Revenue*	4.250%	02/01/2023	180,000	184,172
Kentucky Certificates of Participation	4.000%	04/15/2031	500,000	568,895
Kentucky Interlocal School Transportation Assoc. Certificate of Participation	3.000%	03/01/2024	560,000	584,097
Kentucky Property and Buildings Commission Revenue	5.000%	10/01/2023	350,000	396,295
Kentucky Property and Buildings Commission Revenue	5.000%	11/01/2026	1,000,000	1,216,310
Kentucky Property and Buildings Commission Revenue	5.000%	08/01/2029	600,000	703,788
Kentucky Property and Buildings Commission Revenue	5.000%	10/01/2026	635,000	773,836
Kentucky Property and Buildings Commission Revenue	5.000%	04/01/2026	525,000	630,247
Kentucky Property and Buildings Commission Revenue	5.000%	08/01/2030	600,000	702,648
Ohio Building Authority Revenue	5.000%	10/01/2020	215,000	215,000
Ohio Certificate of Participation	5.000%	09/01/2027	1,520,000	1,918,346
Ohio Department of Administration Certificate of Participation	4.000%	09/01/2025	775,000	823,918
Ohio Department of Administration Certificate of Participation	5.000%	03/01/2020	500,000	507,665
Ohio Department of Administration Certificate of Participation	5.000%	09/01/2023	1,320,000	1,436,701
Ohio Department of Administration Certificate of Participation	5.000%	03/01/2024	300,000	326,523
Ohio Department of Administration Certificate of Participation - Multi-Agency Radio Communication Project	4.000%	09/01/2027	145,000	153,636
Ohio Department of Administration Certificate of Participation - Multi-Agency Radio Communication Project	5.000%	09/01/2020	810,000	837,354
6.3% - Total For State Agency				$13,745,822

FHLMC Multifamily ML Certificates (Freddie Mac Guaranty Agreement)	3.400%	01/25/2036	1,970,603	2,182,167
FHLMC Series M 053 Class A	2.550%	06/15/2035	4,000,000	4,089,280
Missouri State Housing Development Commission Single Family Mortgage Revenue (GNMA/FNMA/FHLMC Insured)	3.550%	05/01/2023	185,000	190,173
Ohio Housing Finance Agency Residential Mortgage Revenue	3.700%	03/01/2032	1,180,000	1,243,401
3.5% - Total For Housing				$7,705,021

Total Municipal Income Securities - Bonds	98.2%			$216,191,787
(Identified Cost $208,828,808)

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2019 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

			Shares

Cash Equivalents

Dreyfus AMT-Free Tax Cash Management Fund***			2,775,770	2,775,770
Total Cash Equivalents	1.3%			$2,775,770
(Identified Cost $2,775,770)

Total Portfolio Value	99.5%			$218,967,557
(Identified Cost $211,104,578)

Liabilities in Excess of Other Assets	-0.2%			$-465,139

Total Net Assets	99.3%			$218,502,418

* Pre-refunded / Escrowed-to-Maturity Bonds; as of September 30, 2019, these bonds represented 1.07% of total assets.
** Variable Rate Security; the rate shown is as of June 30, 2019.
*** Variable Rate Security; as of September 30, 2019, the 7 day annualized yield was 1.39%.

AGM - Assured Guaranty Municipal Mortgage Association
AMBAC - American Municipal Bond Assurance Corp.
BAM - Build America Mutual
CSC - Community School Corporation
CSD - City School District
FGIC - Financial Guaranty Insurance Co.
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
GO - General Obligation
LSD - Local School District
MBIA - Municipal Bond Insurance Association
PSD - Public School District
SD - School District
SDCP - Ohio School District Credit Program
SDCEP - Ohio School District Credit Enhancement Program

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Portfolio of Investments as of September 30, 2019 - Unaudited

Fixed Income Securities - Bonds

	Rate	Maturity	Face Value	Fair Value
Corporate Bonds:
American Express Credit	2.250%	05/05/2021	2,750,000	$2,759,755
AON Corp.	5.000%	09/30/2020	2,575,000	2,647,770
Bank of America Corp.	3.300%	01/11/2023	3,100,000	3,202,821
BB&T Corp.	3.750%	12/06/2023	800,000	846,510
BB&T Corp.	5.250%	11/01/2019	2,400,000	2,405,765
Chubb INA Holdings Inc.	2.300%	11/03/2020	3,000,000	3,009,690
Federal Farm Credit Banks	1.600%	08/14/2023	3,200,000	3,199,326
Fifth Third Bancorp	4.300%	01/16/2024	2,300,000	2,467,034
Huntington Bancshares	2.300%	01/14/2022	2,500,000	2,513,540
JP Morgan Chase & Co.	3.375%	05/01/2023	1,000,000	1,034,227
JP Morgan Chase & Co.	4.500%	01/24/2022	2,000,000	2,110,568
Keycorp	5.100%	03/24/2021	2,500,000	2,604,341
Manufacturers & Traders Trust Co.	2.100%	02/06/2020	3,000,000	3,000,121
Morgan Stanley	5.500%	07/28/2021	2,500,000	2,652,808
MUFG Americas Holding	3.000%	02/10/2025	3,200,000	3,268,210
PNC Bank	2.700%	11/01/2022	3,200,000	3,246,329
Prudential Financial Inc.	5.375%	06/21/2020	750,000	767,383
Suntrust Banks Inc.	2.900%	03/03/2021	2,500,000	2,526,062
Wells Fargo & Co.	3.450%	02/13/2023	2,800,000	2,891,573
29.8% - Total Finance				$47,153,833

Burlington Northern Santa Fe	4.700%	10/01/2019	3,000,000	3,000,000
Chevron Corp. (3 month LIBOR + 0.950%)*	3.118%	05/16/2021	1,000,000	1,012,496
CVS Health Corp.	3.700%	03/09/2023	2,400,000	2,498,251
Eaton Electric Holdings	3.875%	12/15/2020	2,649,000	2,685,790
Emerson Electric Co.	4.250%	11/15/2020	1,200,000	1,228,024
Emerson Electric Co.	4.875%	10/15/2019	1,953,000	1,954,914
General Electric Capital Corp. (3 month LIBOR + 1.000%)*	3.119%	03/15/2023	3,500,000	3,446,789
Johnson Controls International PLC	3.750%	12/01/2021	1,476,000	1,509,825
Johnson Controls International PLC	5.000%	03/30/2020	1,025,000	1,038,637
Kroger Co.	3.850%	08/01/2023	2,200,000	2,319,890
McDonalds Corp.	2.625%	01/15/2022	1,000,000	1,015,215
Oracle Corp.	1.900%	09/15/2021	1,000,000	998,821
Shell International	1.750%	09/12/2021	1,400,000	1,397,533
Shell International	4.375%	03/25/2020	1,800,000	1,820,503
Union Pacific Corp.	3.150%	03/01/2024	2,700,000	2,803,952
18.1% - Total Industrial				$28,730,640

Berkshire Hathaway Energy Co.	2.400%	02/01/2020	3,007,000	3,009,218
Duke Energy Corp.	3.750%	04/15/2024	1,091,000	1,157,009
Enterprise Products	3.350%	03/15/2023	2,700,000	2,793,169
Eversource Energy	2.500%	03/15/2021	700,000	702,209
Eversource Energy	2.750%	03/15/2022	1,330,000	1,347,116
Georgia Power Co.	2.850%	05/15/2022	1,600,000	1,628,755
Georgia Power Co.	4.250%	12/01/2019	1,040,000	1,043,440
Interstate Power & Light	3.650%	09/01/2020	2,600,000	2,623,693
National Rural Utilites Corp.	1.500%	11/01/2019	1,000,000	997,288
National Rural Utilites Corp.	3.400%	11/15/2023	2,047,000	2,142,293
NStar	4.500%	11/15/2019	600,000	601,494
Virginia Electric & Power Co.	2.750%	03/15/2023	2,000,000	2,041,671
Virginia Electric & Power Co.	2.950%	01/15/2022	560,000	568,933
Xcel Energy Inc.	4.700%	05/15/2020	2,566,000	2,574,332
14.7% - Total Utilities				$23,230,620

62.6% Total Corporate Bonds				$99,115,093

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Portfolio of Investments as of September 30, 2019 - Unaudited

Fixed Income Securities - Bonds

	Rate	Maturity	Face Value	Fair Value

Certificates of Deposit
Goldmans Sachs	3.400%	10/17/2023	250,000	264,995
0.2% - Total For Certificates of Deposit				264,995

United States Government Treasury Obligations
Treasury Note	1.125%	06/30/2021	3,500,000	3,465,274
Treasury Note	1.500%	05/31/2020	2,300,000	2,294,340
Treasury Note	1.625%	08/31/2022	1,000,000	1,000,859
Treasury Note	2.125%	11/30/2023	2,500,000	2,555,078
Treasury Note (TBill 13-week auction high rate + 0.22%)*	1.907%	07/13/2021	2,000,000	1,998,251
7.1% - Total United States Government Treasury Obligations				$11,313,802

United States Government Agency Obligations
FHLMC	2.635%	04/24/2024	3,200,000	3,213,205
FHLMC	2.720%	03/27/2023	1,500,000	1,505,802
FHLMC	2.800%	01/30/2023	1,000,000	1,003,132
FHLMC	2.800%	03/27/2024	1,600,000	1,606,813
FHLMC Step-up*	2.000%	08/24/2021	1,500,000	1,500,177
FHLMC Step-up*	2.000%	11/23/2021	2,000,000	2,000,046
FHLMC Step-up*	2.300%	07/18/2022	1,000,000	1,000,178
FHLMC Step-up*	2.150%	10/27/2022	1,900,000	1,900,279
8.7% - Total United States Government Agency Obligations				$13,729,632

United States Government Agency Obligations - Mortgage-Backed Securities
FHLMC 10/1 Hybrid ARM (12 month LIBOR + 1.860%)*	3.238%	04/01/2042	218,862	223,478
FHLMC Pool G15973	3.000%	07/01/2031	2,281,016	2,343,824
FHLMC Pool G16330	3.500%	08/01/2032	2,600,816	2,703,051
FHLMC Pool G18642	3.500%	04/01/2032	3,477,826	3,610,903
FHLMC Series 2989 Class TG	5.000%	06/15/2025	350,709	367,852
FHLMC Series 4009 Class PA	2.000%	06/15/2041	320,761	324,536
FHLMC Series 4017 Class MA	3.000%	03/15/2041	334,138	342,782
FHLMC Series 4440 Class VC	2.500%	08/15/2026	2,234,005	2,251,122
FNMA 7/1 Hybrid ARM (12 month LIBOR + 1.599%)*	2.753%	02/01/2046	608,160	617,658
FNMA 7/1 Hybrid ARM (12 month LIBOR + 1.600%)*	2.812%	12/01/2044	455,262	464,206
FNMA Pool 465973	3.590%	10/01/2020	2,803,935	2,825,184
FNMA Pool 469488	3.360%	11/01/2021	1,695,235	1,734,751
FNMA Pool AL6465	3.252%	11/01/2023	453,712	468,158
FNMA Pool AL9230	3.500%	12/01/2029	1,300,160	1,362,607
FNMA Pool AM0066	2.630%	08/01/2022	1,624,311	1,652,476
FNMA Pool AN3444	2.230%	11/01/2023	3,016,000	3,053,809
FNMA Pool MA0384	5.000%	04/01/2030	534,221	572,140
FNMA Series 2003-79 Class NJ	5.000%	08/25/2023	200,670	208,225
FNMA Series 2013-6 Class BC	1.500%	12/25/2042	864,554	860,634
FNMA Series 2017-30 Class G	3.000%	07/25/2040	1,176,400	1,192,327
GNMA Pool 2004-95 Class QA	4.500%	03/20/2034	16,331	16,618
GNMA Pool 726475	4.000%	11/15/2024	128,485	133,606
17.2% - Total United States Government Agency Obligations- Mortgage-Backed Securities				$27,329,947

Taxable Municipal Bonds
Kansas Development Finance Authority Revenue	3.491%	04/15/2023	1,400,000	1,466,724
University of Kentucky General Receipts Build America Bond	4.850%	11/01/2021	1,500,000	1,587,375
1.9% - Total For Taxable Municipal Bonds				$3,054,099

Total Fixed Income Securities	97.7%			$154,807,568.00
(Identified Cost $153,341,953)

Cash Equivalents		Shares
First American Government Obligation Fund, Class Z**		2,686,952	2,686,952
Total Cash Equivalents	1.7%		$2,686,952
(Identified Cost $2,686,952)

Total Portfolio Value	99.4%		$157,494,520

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Portfolio of Investments as of September 30, 2019 - Unaudited

Fixed Income Securities - Bonds

	Rate	Maturity	Face Value	Fair Value

(Identified Cost $156,028,905)

Other Assets in Excess of Liabilities	0.6%			$950,101

Total Net Assets	100.0%			$158,444,621

* Variable Rate Security; the rate shown is as of September 30, 2019.

** Variable Rate Security; as of September 30, 2019, the 7 day annualized yield was 1.83%.

ARM - Adjustable Rate Mortgage

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Portfolio of Investments as of September 30, 2019 - Unaudited

Fixed Income Securities

	Rate	Maturity	Face Value	Fair Value

Corporate Bonds:
Ace Ina Holdings Inc.	3.350%	05/15/2024	1,300,000	1,374,016
American Express Co.	3.000%	10/30/2024	2,300,000	2,375,157
AON Corp.	4.000%	11/27/2023	2,116,000	$2,250,814
Bank of America Corp.	3.248%	10/21/2027	2,925,000	3,040,336
BB&T Corp.	3.750%	12/06/2023	2,000,000	2,116,276
BB&T Corp.	3.950%	03/22/2022	1,000,000	1,039,571
Fifth Third Bancorp	4.300%	01/16/2024	2,000,000	2,145,247
Huntington Bancshares	2.300%	01/14/2022	2,000,000	2,010,832
JP Morgan Chase & Co.	3.875%	09/10/2024	1,605,000	1,707,760
Keycorp	4.100%	04/30/2028	1,000,000	1,102,429
Keycorp	5.100%	03/24/2021	1,000,000	1,041,736
Marsh & McLennan Co. Inc.	3.500%	06/03/2024	1,500,000	1,581,966
Morgan Stanley	5.500%	07/28/2021	2,000,000	2,122,246
MUFG Americas Holdings Corp.	3.000%	02/10/2025	1,000,000	1,021,316
MUFG Americas Holdings Corp.	3.500%	06/18/2022	1,290,000	1,329,445
PNC Bank	3.500%	01/23/2024	2,000,000	2,111,560
Suntrust Bank Inc.	4.000%	05/01/2025	2,000,000	2,161,777
US Bancorp	3.100%	04/27/2026	2,000,000	2,077,461
US Bancorp	3.600%	09/11/2024	1,000,000	1,062,876
Wells Fargo & Co.	4.300%	07/22/2027	1,400,000	1,533,862
Wells Fargo & Co.	4.480%	01/16/2024	1,220,000	1,315,256
23.7% - Total Finance				$36,521,939

CVS Health Corp.	3.875%	07/20/2025	2,000,000	2,116,123
Eaton Corp.	2.750%	11/02/2022	1,900,000	1,933,327
General Electric Capital Corp. (3 month LIBOR + 1.00%)*	3.119%	03/15/2023	2,950,000	2,905,151
Goodrich Corp.	4.875%	03/01/2020	1,000,000	1,010,761
Johnson Controls International PLC	3.750%	12/01/2021	990,000	1,012,687
Johnson Controls International PLC	3.900%	02/14/2026	1,000,000	1,069,085
JP Morgan Chase & Co.	3.300%	04/01/2026	395,000	413,363
Kroger Co.	3.500%	02/01/2026	2,100,000	2,188,126
McDonalds Corp.	2.625%	01/15/2022	2,000,000	2,030,431
Shell International	3.250%	05/11/2025	1,350,000	1,428,264
Target Corp.	2.500%	04/15/2026	2,000,000	2,038,947
Union Pacific Corp.	3.500%	06/08/2023	2,150,000	2,251,203
13.0% - Total Industrial				$20,397,468

Berkshire Hathaway Energy Co.	3.750%	11/15/2023	2,175,000	2,309,366
Duke Energy Corp.	3.750%	04/15/2024	2,250,000	2,386,131
Enterprise Products	3.750%	02/15/2025	1,860,000	1,981,754
Eversource Energy	2.500%	03/15/2021	1,000,000	1,003,156
Eversource Energy	2.800%	05/01/2023	1,000,000	1,013,926
Georgia Power Co.	2.000%	03/30/2020	1,300,000	1,298,667
Georgia Power Co.	2.850%	05/15/2022	1,111,000	1,130,967
Interstate Power & Light	3.250%	12/01/2024	1,825,000	1,903,551
National Rural Utilites Corp.	3.400%	11/15/2023	3,000,000	3,139,657
NStar	4.500%	11/15/2019	500,000	501,245
Virginia Electric & Power	2.950%	01/15/2022	500,000	507,976
Virginia Electric & Power Co.	2.750%	03/15/2023	935,000	954,481
Xcel Energy Inc.	4.700%	05/15/2020	2,000,000	2,006,494
11.3% - Total Utilities				$20,137,371

48.0% Total Corporate Bonds				$77,056,778

Certificates of Deposit
Goldmans Sachs	3.400%	10/17/2023	250,000	264,995

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Portfolio of Investments as of September 30, 2019 - Unaudited

	Rate	Maturity	Face Value	Fair Value

0.2% - Total For Certificates of Deposit				264,995

United States Government Treasury Obligations
Treasury Inflation Protected Security	1.000%	02/15/2046	1,840,709	2,037,188
Treasury Note	1.500%	05/31/2020	11,000,000	10,972,930
Treasury Note	1.750%	11/30/2019	2,000,000	1,998,980
Treasury Note	2.125%	11/30/2023	8,000,000	8,176,250
Treasury Note	2.625%	02/15/2029	5,000,000	5,411,523
Treasury Note	2.750%	02/15/2028	7,000,000	7,599,922
Treasury Note	3.125%	11/15/2028	8,000,000	8,981,250
Treasury Note (TBill 13-week auction high rate + 0)*	1.687%	01/31/2020	2,000,000	1,999,115
30.0% - Total United States Government Treasury Obligations				$47,177,158

United States Government Agency Obligations
FHLMC	2.750%	03/25/2024	1,400,000	1,411,888
FHLMC Step-up*	2.000%	07/12/2021	2,000,000	1,997,142
2.2% - Total United States Government Agency Obligations				$3,409,030

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid ARM (12 month LIBOR + 1.860%)*	3.238%	04/01/2042	234,495	239,441
FHLMC Pool G08068	5.500%	07/01/2035	178,870	202,303
FHLMC Pool G18642	3.500%	04/01/2032	1,941,112	2,015,388
FHLMC Pool J12635	4.000%	07/01/2025	278,659	290,609
FHLMC Pool SB0017	3.500%	11/01/2028	1,880,371	1,944,278
FHLMC Series 2985 Class GE	5.500%	06/15/2025	89,536	94,703
FHLMC Series 3946 Class LN	3.500%	04/15/2041	611,170	632,345
FHLMC Series 4017 Class MA	3.000%	03/15/2041	136,383	139,911
FHLMC Series 4646 Class D	3.500%	01/15/2042	2,434,006	2,531,407
FNMA 10/1 Hybrid ARM (12 month LIBOR + 1.780%)*	3.289%	12/01/2041	230,288	236,151
FNMA 7/1 Hybrid ARM (12 month LIBOR + 1.600%)*	2.812%	12/01/2044	467,614	476,801
FNMA Pool AA4392	4.000%	04/01/2039	247,029	263,687
FNMA Pool AN8842	3.320%	04/01/2028	2,500,000	2,699,978
FNMA Pool MA0384	5.000%	04/01/2030	213,689	228,856
FNMA Pool MA1237	3.000%	11/01/1932	2,139,047	2,220,642
FNMA Series 2011-52 Class PC	3.000%	03/25/2041	1,047,176	1,071,528
FNMA Series 2012-12 Class KD	2.000%	11/25/2042	1,773,267	1,763,841
FNMA Series 2015-37 Class BA	3.000%	08/25/2044	1,407,931	1,465,817
FNMA Series 2016-39 Class LA	2.500%	03/25/2045	975,136	994,578
FNMA Series 2016-99 Class TA	3.500%	03/25/2036	768,664	802,699
12.9% - Total United States Government Agency Obligations - Mortgage Backed Securities				$20,314,963

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue	5.330%	06/01/2020	725,000	739,377
Kansas Development Finance Authority Revenue	4.091%	04/15/2027	3,000,000	3,354,870
Kentucky Asset Liability Commission Revenue	5.339%	04/01/2022	300,000	311,769
University of Cincinnati Ohio General Receipts Revenue	5.117%	06/01/2021	1,435,000	1,467,675
3.7% - Total Taxable Municipal Bonds				$5,873,691

Total Fixed Income Securities	97.0%			$154,096,615
(Identified Cost $148,980,289)

Preferred Stocks			Shares
Allstate Corp.	5.100%	01/15/2053	59,890	1,590,079
Total Preferred Stocks	1.0%			$1,590,079
(Identified Cost $1,446,031)

Cash Equivalents
First American Government Obligation Fund, Class Z**			374,038	374,038
Total Cash Equivalents	0.2%			$374,038
(Identified Cost $374,038)

Total Portfolio Value	98.2%			$156,060,732
(Identified Cost $150,800,358)

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Portfolio of Investments as of September 30, 2019 - Unaudited

Preferred Stocks		Shares

Other Assets in Excess of Liabilities	0.8%		$1,136,567

Total Net Assets	99.0%		$157,197,299

* Variable Rate Security; the rate shown is as of June 30, 2019.

** Variable Rate Security; as of September 30, 2019, the 7 day annualized yield was 1.83%.

ARM - Adjustable Rate Mortgage

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of September 30, 2019 - Unaudited

Fixed Income Securities	Rate	Maturity	Face Value	Fair Value

Corporate Bonds:
American Express Co.	3.000%	10/30/2024	3,800,000	$3,924,172
AON Corp.	3.500%	06/14/2024	1,650,000	1,740,501
AON Corp.	3.875%	12/15/2025	1,850,000	1,988,603
AON Corp.	4.000%	11/27/2023	1,000,000	1,063,712
Bank of America Corp.	3.248%	10/21/2027	5,000,000	5,197,155
BB&T Corp.	3.750%	12/06/2023	2,300,000	2,433,717
BB&T Corp.	3.950%	03/22/2022	3,175,000	3,300,638
Chubb INA Holdings Inc.	3.150%	03/15/2025	1,400,000	1,469,641
Fifth Third Bancorp	4.300%	01/16/2024	3,500,000	3,754,182
Huntington Bancshares	2.300%	01/14/2022	225,000	226,219
Huntington Bancshares	3.150%	03/14/2021	3,525,000	3,572,437
JP Morgan Chase & Co.	3.300%	04/01/2026	1,500,000	1,569,731
JP Morgan Chase & Co.	3.875%	09/10/2024	3,400,000	3,617,684
Keycorp	4.100%	04/30/2028	3,740,000	4,123,083
Marsh & McLennan Co. Inc.	3.500%	06/03/2024	1,265,000	1,334,124
Morgan Stanley	2.625%	11/17/2021	3,250,000	3,280,919
MUFG Americas Holdings Corp.	3.500%	06/18/2022	1,150,000	1,185,164
PNC Bank	3.500%	01/23/2024	3,570,000	3,769,134
Suntrust Bank Inc.	4.000%	05/01/2025	3,300,000	3,566,933
US Bancorp	3.100%	04/27/2026	4,500,000	4,674,288
US Bancorp	3.600%	09/11/2024	1,100,000	1,169,163
Wells Fargo & Co.	4.100%	06/03/2026	4,030,000	4,316,861
22.7% - Total Finance				$61,278,061

CVS Health Corp.	3.875%	07/20/2025	4,000,000	4,232,246
Eaton Corp.	2.750%	11/02/2022	3,945,000	4,014,198
General Electric Capital Corp. (3 month LIBOR + 1.000%)*	3.303%	04/15/2023	1,165,000	1,146,804
General Electric Co.	4.650%	10/17/2021	2,000,000	2,080,452
Georgia Power	2.000%	03/30/2020	1,930,000	1,928,021
Georgia Power	2.000%	09/08/2020	3,000,000	2,996,488
Johnson Controls International PLC	3.625%	07/02/2024	1,225,000	1,281,488
Johnson Controls International PLC	3.750%	12/01/2021	1,000,000	1,022,917
Johnson Controls International PLC	3.900%	02/14/2026	1,000,000	1,069,085
Kroger Co.	3.500%	02/01/2026	3,300,000	3,438,484
Kroger Co.	4.000%	02/01/2024	150,000	159,606
Target Corp.	3.375%	04/15/2029	3,250,000	3,500,887
Union Pacific Corp.	3.500%	06/08/2023	3,800,000	3,978,871
11.4% - Total Industrial				$30,849,547

Berkshire Hathaway Energy Co.	3.750%	11/15/2023	4,420,000	4,693,057
Duke Energy Corp.	2.650%	09/01/2026	475,000	478,066
Duke Energy Corp.	3.550%	09/15/2021	3,325,000	3,403,261
Enterprise Products	3.350%	03/15/2023	1,640,000	1,696,591
Enterprise Products	3.750%	02/15/2025	1,875,000	1,997,736
Eversource Energy	2.800%	05/01/2023	2,225,000	2,255,985
Eversource Energy	3.150%	01/15/2025	923,000	952,655
Interstate Power & Light	3.400%	08/15/2025	1,525,000	1,590,155
Interstate Power & Light	3.650%	09/01/2020	2,575,000	2,598,465
National Rural Utilities Corp.	2.300%	11/15/2019	1,595,000	1,595,038
National Rural Utilities Corp.	2.950%	02/07/2024	1,000,000	1,034,301
National Rural Utilities Corp.	3.050%	02/15/2022	100,000	102,110
National Rural Utilities Corp.	3.400%	11/15/2023	2,000,000	2,093,105
NStar	4.500%	11/15/2019	1,000,000	1,002,490
Virginia Electric & Power Co.	2.950%	11/15/2026	1,000,000	1,031,140
Virginia Electric & Power Co.	2.950%	01/15/2022	390,000	396,222
Virginia Electric & Power Co.	3.450%	09/01/2022	2,315,000	2,392,427
Xcel Energy Inc.	3.300%	06/01/2025	1,710,000	1,784,244
Xcel Energy Inc.	4.700%	05/15/2020	2,290,000	2,297,436
12.3% - Total Utilities				$33,394,484

46.4% Total Corporate Bonds				$125,522,092

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of September 30, 2019 - Unaudited

Certificates of Deposit
Goldmans Sachs	3.400%	10/17/2023	250,000	264,995
0.1% - Total For Certificates of Deposit				264,995

United States Government Treasury Obligations
Treasury Bond	2.500%	02/15/2045	6,000,000	6,456,094
Treasury Bond	2.750%	08/15/2047	11,000,000	12,450,625
Treasury Inflation Protected Security	1.375%	02/15/2044	2,421,804	2,884,058
Treasury Note	1.500%	05/31/2020	5,000,000	4,987,695
Treasury Note	1.750%	11/30/2019	2,500,000	2,498,725
Treasury Note	3.125%	11/15/2028	3,500,000	3,929,297
Treasury Note	2.500%	05/15/2046	11,800,000	12,708,047
Treasury Note	2.750%	02/15/2028	10,000,000	10,857,031
21.0% - Total United States Government Treasury Obligations				$56,771,572

United States Government Agency Obligations
FHLMC	2.700%	03/27/2024	2,500,000	2,509,568
FHLMC Step-up*	2.000%	08/24/2021	5,225,000	5,225,616
FHLMC Step-up*	2.300%	07/18/2022	200,000	200,035
FHLMC Step-up*	2.150%	10/27/2022	1,000,000	1,000,147
3.3% - Total United States Government Agency Obligations				8,935,366

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid ARM (12 month LIBOR + 1.860%)*	3.268%	04/01/2042	234,495	239,441
FHLMC Pool G01880	5.000%	08/01/2035	77,579	85,648
FHLMC Pool G06616	4.500%	12/01/2035	152,799	165,577
FHLMC Pool G08068	5.500%	07/01/2035	404,402	457,380
FHLMC Pool G09921	4.000%	07/01/2024	176,755	183,962
FHLMC Pool G13596	4.000%	07/01/2024	661,851	688,951
FHLMC Pool G18642	3.500%	04/01/2032	2,911,668	3,023,082
FHLMC Pool G18667	3.500%	11/01/2032	2,111,593	2,184,726
FHLMC Pool G31087	4.000%	07/01/2038	2,727,040	2,879,496
FHLMC Pool SB0017	3.500%	11/01/2028	5,140,198	5,314,894
FHLMC Series 2985 Class GE	5.500%	06/15/2025	78,344	82,865
FHLMC Series 3946 Class LN	3.500%	04/15/2041	611,170	632,345
FHLMC Series 4017 Class MA	3.000%	03/15/2041	272,766	279,822
FHLMC Series 4087 Class PT	3.000%	07/15/2042	847,145	872,985
FHLMC Series 4161 Class QA	3.000%	02/15/2043	201,943	208,912
FHLMC Series 4582 Class PA	3.000%	11/15/2045	1,295,851	1,335,056
FHLMC Series 4689 Class DA	3.000%	07/15/2044	1,623,264	1,670,412
FHLMC Series 4709 Class EA	3.000%	01/15/2046	1,765,767	1,814,216
FHLMC Series 4808 Class PK	3.500%	10/15/2045	1,383,121	1,425,439
FNMA 10/1 Hybrid ARM (12 month LIBOR + 1.780%)*	3.288%	12/01/2041	230,288	236,151
FNMA Pool 1107	3.500%	07/01/2032	810,133	842,833
FNMA Pool 889050	6.000%	05/01/2037	280,037	321,469
FNMA Pool 995112	5.500%	07/01/2036	150,639	170,290
FNMA Pool AA4392	4.000%	04/01/2039	247,029	263,687
FNMA Pool AL9309	3.500%	10/01/2031	830,080	861,413
FNMA Pool AN8842	3.320%	04/01/2028	3,000,000	3,239,974
FNMA Pool AN9848	3.740%	07/01/2028	2,500,000	2,702,018
FNMA Pool BL0189	3.830%	10/01/2028	2,000,000	2,177,614
FNMA Pool BL0359	3.700%	11/01/2028	4,934,540	5,485,424
FNMA Pool BL2935	3.150%	06/01/2029	3,000,000	3,226,636
FNMA Pool MA0384	5.000%	04/01/2030	170,951	183,085
FNMA Pool MA2773	3.000%	10/01/2036	3,990,833	4,104,737
FNMA Pool MA3337	4.000%	04/01/2038	2,081,680	2,180,005
FNMA Series 2003-79 Class NJ	5.000%	08/25/2023	122,734	127,354
FNMA Series 2005-64 Class PL	5.500%	07/25/2035	82,127	90,477
FNMA Series 2011-53 Class DT	4.500%	06/25/2041	235,952	257,406
FNMA Series 2012-12 Class KD	2.000%	11/25/2042	2,220,306	2,208,503
FNMA Series 2013-21 Class VA	3.000%	07/25/2028	796,718	810,857
FNMA Series 2013-83 Class MH	4.000%	08/25/2043	363,446	394,154
FNMA Series 2014-20 Class AC	3.000%	08/25/2036	652,096	669,920
FNMA Series 2014-28 Class PA	3.500%	02/25/2043	307,748	319,302
FNMA Series 2015-72 Class GB	2.500%	12/25/2042	1,094,948	1,112,108
FNMA Series 2016-39 Class LA	2.500%	03/25/2045	2,470,344	2,519,598
FNMA Series 2016-79 Class L	2.500%	10/25/2044	1,650,403	1,654,366

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of September 30, 2019 - Unaudited

FNMA Series 2016-99 Class TA	3.500%	03/25/2036	650,408	679,206
FNMA Series 2017-30 Class G	3.000%	07/25/2040	2,058,700	2,086,572
FNMA Series 2018-67 Class BA	4.500%	03/25/2046	1,800,372	1,903,446
GNMA Pool 2009-124 Class L	4.000%	11/20/2038	24,616	24,708
23.8% - Total United States Government Agency Obligations - Mortgage Backed Securities				$64,398,522

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue	5.330%	06/01/2020	750,000	764,873
Cincinnati Children's Hospital Medical Center	2.853%	11/15/2026	750,000	774,244
Kansas Development Finance Authority Revenue	3.741%	04/15/2025	3,705,000	4,001,808
Kansas Development Finance Authority Revenue	4.091%	04/15/2027	125,000	139,786
Kentucky Asset Liability Commission Revenue	5.339%	04/01/2022	295,000	306,573
Kentucky Property and Buildings Commission Revenue	5.373%	11/01/2025	590,000	669,508
Ohio Higher Education Facilities - Cleveland Clinic Health Systems	3.849%	01/01/2022	945,000	978,236
Ohio Major New Infrastructure Revenue	4.994%	12/15/2020	850,000	881,322
3.2% - Total Taxable Municipal Bonds				$8,516,350

Total Fixed Income Securities	97.8%			$264,408,897
(Identified Cost $252,024,446)

			Shares
Preferred Stocks
Allstate Corp.	5.100%	01/15/2053	83,000	2,203,650
Total Preferred Stocks	0.8%			$2,203,650
(Identified Cost $2,034,817)

Cash Equivalents
First American Government Obligation Fund, Class Z**			2,094,651	2,094,651
Total Cash Equivalents	0.8%			$2,094,651
(Identified Cost $2,094,651)

Total Portfolio Value	99.4%			$268,707,198
(Identified Cost $256,153,914)

Other Assets in Excess of Liabilities	0.6%			$1,732,483

Total Net Assets	100%			$270,439,681

* Variable Rate Security; the rate shown is as of September 30, 2019.

** Variable Rate Security; as of September 30, 2019, the 7 day annualized yield was 1.83%.

ARM - Adjustable Rate Mortgage

FHLMC - Federal Home Loan Mortgage Corporation

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of September 30, 2019 - Unaudited

Fixed Income Securities

	Rate	Maturity	Face Value	Fair Value

Corporate Bonds
American Express Credit	2.250%	05/05/2021	3,450,000	3,462,238
AON Corp.	5.000%	09/30/2020	2,500,000	2,570,651
Bank of America Corp.	3.300%	01/11/2023	2,800,000	2,892,870
BB&T Corp.	3.750%	12/06/2023	1,000,000	1,058,138
BB&T Corp.	5.250%	11/01/2019	1,810,000	1,814,348
Chubb INA Holdings Inc.	2.300%	11/03/2020	3,000,000	3,009,690
Federal Farm Credit Banks	1.600%	08/14/2023	3,300,000	3,299,305
Fifth Third Bancorp	4.300%	01/16/2024	2,544,000	2,728,754
Huntington Bancshares	2.300%	01/14/2022	1,500,000	1,508,124
Huntington Bancshares	3.150%	03/14/2021	500,000	506,729
JP Morgan Chase & Co.	4.500%	01/24/2022	2,600,000	2,743,738
Keycorp	5.100%	03/24/2021	2,500,000	2,604,341
Manufacturers & Traders Trust Co.	2.100%	02/06/2020	3,100,000	3,100,125
Morgan Stanley	5.500%	07/28/2021	2,600,000	2,758,920
MUFG Americas Holding Corp.	3.000%	02/10/2025	2,164,000	2,210,127
MUFG Americas Holding Corp.	3.500%	06/18/2022	650,000	669,876
PNC Bank	2.700%	11/01/2022	3,400,000	3,449,224
Shell International	1.750%	09/12/2021	3,050,000	3,044,625
Suntrust Banks Inc.	2.900%	03/03/2021	2,600,000	2,627,105
Wells Fargo & Co.	3.450%	02/13/2023	2,600,000	2,685,032
28.3% - Total Finance				$48,743,960

Burlington Northern Santa Fe	3.050%	03/15/2022	1,700,000	1,740,263
Burlington Northern Santa Fe	4.700%	10/01/2019	1,640,000	1,640,000
Chevron Corp. (3month LIBOR + 0.530)*	2.662%	03/03/2022	2,100,000	2,111,624
CVS Health Corp.	3.700%	03/09/2023	2,500,000	2,602,345
Eaton Electric Holdings	3.875%	12/15/2020	1,465,000	1,485,347
General Electric Capital Corp. (3 month LIBOR + 0.300%)*	2.603%	05/13/2024	1,600,000	1,475,154
General Electric Capital Corp. (3 month LIBOR + 1.000%)*	3.303%	04/15/2023	2,000,000	1,968,763
Johnson Controls International PLC	5.000%	03/30/2020	2,500,000	2,533,261
Kroger Co.	3.850%	08/01/2023	2,200,000	2,319,890
McDonald's Corp.	2.625%	01/15/2022	2,300,000	2,334,995
Oracle Corp.	1.900%	09/15/2021	1,063,000	1,061,747
Union Pacific Corp.	3.150%	03/01/2024	2,800,000	2,907,802
14.0% - Total Industrials				$24,181,191

Berkshire Hathaway Energy Company	3.750%	11/15/2023	1,700,000	1,805,022
Duke Energy Corp.	3.750%	04/15/2024	2,620,000	2,778,517
Enterprise Products	3.350%	03/15/2023	2,447,000	2,531,439
Eversource	4.500%	11/15/2019	480,000	481,195
Eversource Energy	2.750%	03/15/2022	2,000,000	2,025,738
Georgia Power	2.850%	05/15/2022	2,600,000	2,646,727
Interstate Power & Light	3.650%	09/01/2020	2,450,000	2,472,326
National Rural Utilites Corp.	2.350%	06/15/2020	1,817,000	1,819,851
National Rural Utilites Corp.	2.950%	02/07/2024	1,000,000	1,034,301
Nevada Power Co.	2.750%	04/15/2020	1,300,000	1,305,502
Virginia Electric & Power Co.	2.750%	03/15/2023	2,410,000	2,460,213
Virginia Electric & Power Co.	2.950%	01/15/2022	500,000	507,976
Xcel Energy Inc.	4.700%	05/15/2020	2,400,000	2,407,793
14.1% - Total Utilities				$24,276,600

56.4% Total Corporate Bonds				$97,201,751

Certificates of Deposit
Goldmans Sachs	3.400%	10/17/2023	250,000	264,995
0.2% - Total For Certificates of Deposit				264,995

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of September 30, 2019 - Unaudited

United States Government Treasury Obligations
Treasury Bill	0.000%	10/15/2019	1,000,000	999,341
Treasury Note (a)	1.125%	04/30/2020	1,800,000	1,792,336
Treasury Note	1.125%	06/30/2021	1,600,000	1,584,125
Treasury Note (a)	1.250%	10/31/2019	3,000,000	2,997,922
Treasury Note	1.375%	09/30/2020	3,300,000	3,285,563
Treasury Note (b)	1.375%	05/31/2021	4,800,000	4,773,000
Treasury Note (a)	1.500%	05/31/2020	1,665,000	1,660,903
Treasury Note (a)	1.750%	05/31/2022	44,000	44,165
Treasury Note	2.125%	11/30/2023	6,500,000	6,643,203
Treasury Note	2.375%	08/15/2024	1,800,000	1,867,078
Treasury Note (TBill 13-week auction high rate + 0.022%)*	1.907%	07/31/2021	1,000,000	999,125
15.5% - Total United States Government Treasury Obligations				26,646,761

United States Government Agency Obligations
FHLMC	2.635%	04/24/2024	3,300,000	3,313,618
FHLMC	2.650%	02/28/2022	1,500,000	1,504,203
FHLMC	2.720%	03/27/2023	2,000,000	2,007,737
FHLMC	2.800%	01/30/2023	2,800,000	2,808,769
FHLMC Step-up*	2.300%	07/18/2022	1,600,000	1,600,284
FHLMC Step-up*	2.150%	10/27/2022	1,200,000	1,200,176
7.2% - Total United States Government Agency Obligations				$12,434,787

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC Pool G16330	3.500%	08/01/2032	2,460,232	2,556,940
FHLMC Pool G18642	3.500%	04/01/2032	2,717,557	2,821,543
FHLMC Pool J12635	4.000%	07/01/2025	87,579	91,334
FHLMC Pool ZS7207	3.500%	07/01/2030	2,337,093	2,430,774
FHLMC Series 4009 Class PA	2.000%	06/15/2041	1,110,325	1,123,394
FHLMC Series 4287 Class AB	2.000%	12/15/2026	622,217	620,568
FHLMC Series 4440 Class VC	2.500%	08/15/2026	1,582,156	1,594,279
FNMA 10/1 Hybrid ARM (12 month LIBOR + 1.780%)*	3.289%	12/01/2041	230,288	236,151
FNMA Pool 1106	3.000%	07/01/2032	853,261	879,614
FNMA Pool 465973	3.590%	10/01/2020	2,696,091	2,716,523
FNMA Pool 469488	3.360%	11/01/2021	1,440,950	1,474,538
FNMA Pool 833200	5.500%	09/01/2035	542,072	612,413
FNMA Pool AL9230	3.500%	12/01/2029	2,166,933	2,271,012
FNMA Pool AM2674	2.610%	03/01/2023	1,515,000	1,548,538
FNMA Pool BM4202	3.500%	12/01/2029	2,708,915	2,811,538
FNMA Pool MA2710	2.500%	08/01/2026	1,575,974	1,589,575
FNMA Series 2013-6 Class BC	1.500%	12/25/2042	584,158	581,510
FNMA Series 2017-30 Class G	3.000%	07/25/2040	1,176,400	1,192,327
GNMA Pool 726475	4.000%	11/15/2024	128,485	133,606
GNMA Pool 728920	4.000%	12/15/2024	163,305	169,819
15.9% - Total United States Government Agency Obligations - Mortgage Backed Securities				$27,455,996

Taxable Municipal Bonds
Kentucky Asset Liability Commission Revenue	2.668%	04/01/2021	820,000	827,191
Kentucky Asset Liability Commission Revenue	5.339%	04/01/2022	585,000	607,950
University of Kentucky General Receipts Build America Bond	4.850%	11/01/2021	1,000,000	1,058,250
1.4% Total Taxable Municipal Bonds				$2,493,391

Total Fixed Income Securities	96.6%			$166,497,681
(Identified Cost $165,071,548)

			Shares
Cash & Cash Equivalents
First American Government Obligation Fund, Class Z**			3,964,918	3,964,918
Total Cash Equivalents	2.3%			$3,964,918
(Identified Cost $3,964,918)

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of September 30, 2019 - Unaudited

Total Portfolio Value	98.9%	$170,462,599
(Identified Cost $169,036,466)

Other Assets in Excess of Liabilities	1.0%	$1,768,404

Total Net Assets:	99.9%	$172,231,003

Futures Contracts

		Unrealized
	Long Contracts	Appreciation (Depreciation)
E-mini Standard & Poor's 500 expiring December 2019 (50 units per contract)	1,149	$(277,363)
(Notional Value of $171,114,825)

* Variable Rate Security; the rate shown is as of September 30, 2019.

** Variable Rate Security; as of September 30, 2019, the 7 day annualized yield was 1.83%.

(a)  Held as collateral by RJ O'Brien for futures contracts

(b)  Portion held as collateral by RJ O'Brien for futures contracts ($2,339,000 face)

ARM - Adjustable Rate Mortgage

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (Common Stock, Preferred Stock and Real Estate Investment Trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship, and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Corporate Bonds. The fair value of corporate bonds is estimated using market approach valuation techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Municipal Bonds. Municipal Bonds are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Municipal Bonds are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short Term Notes. Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

U.S. Government Securities. U.S. government securities are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

U.S. Agency Securities. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage-backed securities are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 1 or Level 2 of the fair value hierarchy.

Money Market. Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Derivative Instruments. Listed derivatives, including futures contracts that are actively traded, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of September 30, 2019:

Equity Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$355,777,320	$—	$—	$355,777,320
Money Market Fund	16,395,042	—	—	16,395,042
Total	$372,172,362	$—	$—	$372,172,362

Opportunity Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$70,856,699	$—	$—	$70,856,699
Money Market Fund	1,367,512	—	—	1,367,512
Total	$72,224,211	$—	$—	$72,224,211

International Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$19,251,335	$—	$—	$19,251,335
Money Market Fund	221,257	—	—	221,257
Total	$19,569,728	$—	$—	$19,569,728

Fixed Income Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$—	$365,726,749	$—	$365,726,749
Certificates of Deposit	—	264,995	—	264,995
U.S. Government Treasury Obligations	—	166,422,093	—	166,422,093
U.S. Government Agency Obligations	—	16,849,853	—	16,849,853
U.S. Government Agency Obligations - Mortgage Backed	—	189,977,043	—	189,977,043
Taxable Municipal Bonds	—	18,548,989	—	18,548,989
Preferred Stocks	7,035,644	—	—	7,035,644
Total	$7,035,644	$757,789,722	$0	$764,825,366

Municipal Income Fund	Level 1	Level 2	Level 3	Total
Municipal Bonds*	$—	$216,191,787	$—	$216,191,787
Money Market Fund	2,775,770	—	—	2,775,770
Total	$2,775,770	$216,191,787	$0	$218,967,557

Short Duration Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$99,115,093	$—	$99,115,093
Certificates of Deposit	—	264,995	—	264,995
U.S. Treasury Obligations	—	11,313,802	—	11,313,802
U.S. Agency Obligations	—	13,729,632	—	13,729,632
U.S. Agency Obligations – Mortgage-Backed	—	27,329,947	—	27,329,947
Taxable Municipal Bonds	—	3,054,099	—	3,054,099
Cash Equivalents	2,686,952	—	—	2,686,952
Total	$2,686,952	$154,87,568	$0	$157,494,520

Intermediate Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$77,056,778	—	$77,056,778
Certificates of Deposit	—	264,995	—	264,995
U.S. Treasury Obligations	—	47,177,158	—	47,177,158
U.S. Agency Obligations	—	3,409,030	—	3,409,030
U.S. Agency Obligations – Mortgage-Backed	—	20,314,963	—	20,314,963
Taxable Municipal Bonds	—	5,873,691	—	5,873,691
Preferred Stocks	1,590,079	—	—	1,590,079
Cash Equivalents	374,038	—	—	374,038
Total	$1,964,117	$154,096,615	$0	$156,060,732

Core Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$125,522,092	$—	$125,522,092
Certificates of Deposit	—	264,995	—	264,995
U.S. Treasury Obligations	—	56,771,572	—	56,771,572
U.S. Agency Obligations	—	8,935,366	—	8,935,366
U.S. Agency Obligations – Mortgage-Backed	—	64,398,522	—	64,398,522
Taxable Municipal Bonds	—	8,516,350	—	8,516,350
Preferred Stocks	2,203,650	—	—	2,203,650
Cash Equivalents	2,094,651	—	—	2,094,651
Total	$4,298,301	$264,408,897	$0	$268,707,198

Enhanced Return Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$97,201,751	$—	$97,201,751
Certificates of Deposit	—	264,995	—	264,995
U.S. Treasury Obligations	—	26,646,761	—	26,646,761
U.S. Agency Obligations	—	12,434,787	—	12,434,787
U.S. Agency Obligations – Mortgage-Backed	—	27,455,996	—	27,455,996
Taxable Municipal Bonds	—	2,493,391	—	2,493,391
Cash Equivalents	3,964,918	—	—	3,964,918
Sub-Total	$3,964,918	$166,497,681	$0	$170,462,599
Other Financial Instruments**	(277,363)	—	—	(277,363)
Total	$3,687,555	$166,497,681	$0	$170,185,236

* See Schedule of Investments for industry classification.

**Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation on the contracts.

The Funds did not hold any investments at any time during the reporting period in which unobservable inputs were used in determining fair value. Therefore, no reconciliation of Level 3 securities is included for this reporting period.

Financial Futures Contracts:

The Johnson Enhanced Return Fund invests in stock index futures (equity risk) only for the replication of returns, not speculation. The Enhanced Return Fund enters into S&P 500 Mini contracts four times a year generally near the time the contracts would expire (contracts expire the third Friday of March, June, September and December). The contracts are generally held until it is time to roll into the next contracts. The average daily notional value for the 9 months ended September 30, 2019 was $150,748,727. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. The amount of the daily variation margin is reflected as an asset or liability within the Statement of Assets and Liabilities, while the cumulative change in unrealized gain/loss on futures contracts is reported separately within the Statement of Operations. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss at the contract settlement date. A realized gain or loss is recognized when a contract is sold, and is the difference between the fair value of the contract at purchase and the fair value of the contract when sold. Realized gains/losses on futures contracts are reported separately within the Statement of Operations. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Net variation margin receivable due from the Broker on futures contracts as of September 30, 2019 was $844,515.

Tax Cost of Securities

As of September 30, 2019, the composition of unrealized appreciation (the excess of fair value over tax cost) and depreciation (the excess of tax cost over fair value) was as follows:

Fund	Cost of Securities	Appreciation	Depreciation	Net Appreciation/ (Depreciation)
Johnson Equity Income Fund	$372,172,362	$91,494,403	$(6,804,510)	$84,689,893
Johnson Opportunity Fund	72,224,211	11,859,281	(4,395,781)	7,463,500
Johnson International Fund	19,569,728	4,859,274	(1,511,598)	3,347,676
Johnson Fixed Income Fund	764,825,366	42,106,710	(642,873)	41,463,837
Johnson Municipal Income Fund	218,967,557	7,958,809	(95,830)	7,862,979
Johnson Institutional Short Duration Bond Fund	157,494,520	1,620,410	(154,795)	1,465,615
Johnson Institutional Intermediate Bond Fund	156,060,732	5,411,254	(150,880)	5,260,374
Johnson Institutional Core Bond Fund	268,707,198	12,813,249	(259,965)	12,553,284
Johnson Enhanced Return Fund	170,462,599	2,479,031	(1,052,898)	1,426,133